As filed with the SEC on April 29, 2022

Registration No. 333-130942

Registration No. 811-06388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 17	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Depositor)

640 Fifth Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: 1-800-544-8888

GERALD W. PATTERSON

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2022, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date), pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2022

Freedom Lifetime Income

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

Introduction:

Freedom Lifetime Income is an individual, single premium, immediate variable income annuity contract (the “Contract”) issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”, the “Company”, “we”, or “us”). The Contract provides you (the “Annuitant”) with the opportunity to receive annuity income for life at regular intervals (the “Annuity Income Dates”). Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the “Joint Annuitant”). Annuity income fluctuates in amount according to the investment results of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”) that you choose. We do not guarantee the amount of annuity income.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA, or (2) on a non-qualified basis (”Non-qualified Contract”).

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of annuity income for a Subaccount.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Death Benefit - A benefit of the Contract that provides protection if an Annuitant dies before the first Annuity Income Date.

Exchange - A transfer from one Subaccount to another.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

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Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Subaccount from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner(s) - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - The investment performance of an Subaccount after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period.

You - You are the Annuitant and an Owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	None
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.60%[1]	0.60%[1]
	Subaccount (Fund fees and expenses)	0.25%[2]	0.95%[2]

[1] As a percentage of the Contract allocated allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $356A		Highest Annual Cost $1,129B
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes annuity payments based on 85-year old male, Single Life Annuity, no Guarantee Period, and 3.5% Benchmark Rate of Return.
B Assumes annuity payments based on 45-year old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•  The amount of annuity income will vary based on the performance of the Subaccount(s) that you select.

•  Each Subaccount will have its own unique risks

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 4. Annuity Income
Insurance Company Risks	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 16, 2022.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

Restrictions		Location in Prospectus
Investments

•  Additional Purchase Payments are not allowed.

•  You may invest in only one Subaccount at any time.

•  You are limited to making four Exchanges each calendar year.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges.

•  We have the right to eliminate any Subaccount, to combine Subaccounts, or to substitute a fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts

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Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment includes after-tax contributions.

•  For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

•  The taxable portion of a withdrawal is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1⁄2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

This variable annuity contract is designed to provide periodic annuity income for your life (the “Annuitant”), or, if you purchased a joint life Contract, for your life and the life of the Joint Annuitant you named on the application. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not. This Contract may be appropriate if you desire income guaranteed for life and are comfortable assuming the risk / potential reward of the amount of each annuity income payment decreasing or increasing.

What are the phases of the Contract and how do I receive income payments?

This Contract has only one phase, the Income Phase, during which the Contract makes annuity income payments at regular intervals (the “Annuity Income Dates”).

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When you purchased your Contract, you chose the first Annuity Income Date, which could be up to one year from the date your Contract became effective (the “Contract Date”), and whether you wanted Annuity Income Dates to be monthly, quarterly, semiannual, or annual. You also chose one out of six annuity income options. Four of these options allowed a Contract to be purchased with or without a Guarantee Period, which if selected provides for a guaranteed minimum number of years of annuity income. The other two options (only available at purchase of a Qualified Contract) include a Withdrawal Period, during which withdrawals can be taken from a Contract’s Withdrawal Value. See 5. Annuity Income Options Available at Purchase for more information on each Annuity Income Option.

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you chose to have a Withdrawal Period and withdrawals are made from your Contract. We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you chose a Guarantee Period.

The amount of a Contract’s annuity income payment varies according to the investment results of the Subaccount in which the Contract is invested. You choose to invest your Contract in one of the multiple Subaccounts available under the Contract. Each Subaccount invests exclusively in shares of one Fund. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

What are the other primary features of the Contract?

•	Making Exchanges: You may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges.

•	Death Benefit: This is a benefit that provides protection if an Annuitant dies before the first Annuity Income Date.

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Tax Treatment: You can make Exchanges among the Subaccounts without tax implications. Ordinary income taxes will apply to annuity income payments and withdrawals, and you may have to pay a 10% penalty on amounts received before age 59 1⁄2.

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contact schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts.

Transaction Expenses	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge

Base Contract Expenses[1] (as a percentage of the assets of each Subaccount)	0.60%

[1]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Fees”.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.25%	0.95%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.25%	0.90%[2]

2 This reflects temporary reductions to Fund expenses.

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. All income under the Contract will increase or decrease from one Annuity Income Date to the next according to the investment results of the Subaccount in which you are invested. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero. We do not guarantee the investment results of the Subaccounts or the amount of annuity income. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral and long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.

Possibility of Adverse Tax Consequences: In certain scenarios, annuity income payments and withdrawals may be subject to a 10% penalty tax. See 9. Tax Considerations. Consult with a tax professional to determine the tax implications of amounts received under this Contract.

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Alternatives to the Contract: Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. EFILI has adopted policies designed to discourage frequent trading. See 7. Trading Among Subaccounts.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to honor its annuity income obligations under the Contract.

2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). EFILI and the Variable Account

EFILI: The Contract is issued by EFILI, which is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. The Death Benefit and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 16, 2022.1 EFILI’s principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address of EFILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

2(b). The Funds

There are currently nine available Subaccounts in the Variable Account. Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment adviser; however, the performance of such funds may differ significantly.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not Contract charges, and do not increase Fund or Contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.fidelity.com/FFLIreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Insurance Agency, Inc. receives compensation from EFILI of not more than 3% of the Purchase Payments for marketing and distribution. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASE PAYMENT

Currently, we do not offer this Contract for sale to new investors. Additional Purchase Payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Code, or (2) on a non-qualified basis (“Non-qualified Contract”). Generally, we issued Qualified Contracts only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

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To purchase a Contract, you were generally required to make a single payment (“Purchase Payment”) of at least $25,000 and complete an application form.

We applied your Purchase Payment to the purchase of a Contract within two Valuation Periods of receiving your payment and a properly completed application at our Annuity Service Center. The date your Contract became effective is called the Contract Date.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

4. ANNUITY INCOME

All income under the Contract varies from one Annuity Income Date to the next according to the investment experience of the Subaccount in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation: “We do not guarantee the amount of annuity income.” Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero.

4(a). Annuity Income Dates

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You selected the first Annuity Income Date when you purchased the Contract. The first Annuity Income Date was permitted to be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates are on the same day of the month as the first Annuity Income Date. The latest date you were allowed to select as your first Annuity Income Date was one year after the Contract Date. The earliest date you were allowed to select as your first Annuity Income Date was 30 days after the Contract Date.

On the application, you chose the frequency of your annuity income, as either monthly, quarterly, semiannual, or annual. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income you selected.

Annuity income is generally sent at the end of the Valuation Period immediately following the day on which the amount is determined. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

4(b). Initial Determination of Annuity Income Units

Your Purchase Payment (less any deduction for taxes) initially purchased Annuity Income Units of the Government Money Market Subaccount. The number of units depended on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option you chose; (c) the frequency of Annuity Income Dates you chose; (d) the date you selected as your first Annuity Income Date; and (e) the value of the units on the

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date your Contract became effective, which reflected the investment performance of the Government Money Market Subaccount. On the first business day following the end of your free look period (or an earlier date, depending on state law), your units of the Government Money Market Subaccount were exchanged automatically for Annuity Income Units in the Subaccount you chose on your application (unless you chose on your application the Government Money Market Subaccount). The total dollar value of your units remained the same immediately before and immediately after the exchange.

4(c). How Your Annuity Income Is Calculated

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units you have is multiplied by the value of an Annuity Income Unit for the Subaccount your Contract is invested in. The result is the amount of your annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

Annuity income may decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under 5(b). Annuity Income Options Without a Withdrawal Period.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See 8. Current Charges and Other Deductions. We calculate Annuity Income Unit values for each Subaccount at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for a Subaccount for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

4(d). Benchmark Rate of Return

Annuity income varies from one Annuity Income Date to the next based on your Contract’s annualized Total Return over that time period as compared to a return of 3.5% per year (the “Benchmark Rate of Return”). If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

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5. ANNUITY INCOME OPTIONS AVAILABLE AT PURCHASE

5(a). Your Selection of an Annuity Income Option

On your application you chose your annuity income option from among a number of annuity income options. You also may have chosen to have either a Withdrawal Period or a Guarantee Period, but not both. (A Withdrawal Period was only available to Qualified Contracts). For any income option, you also chose to receive annuity income monthly, quarterly, semi-annually, or annually. None of these choices can be changed. If you purchased a Qualified Contract, federal income tax laws may have limited your annuity income options.

If you purchased a Qualified Contract and chose to have a Guarantee Period or a Withdrawal Period, the number of years may have been limited in order to satisfy certain minimum distribution requirements of the Code. In addition, if you purchased a Qualified Contract and named a Joint Annuitant who is not your spouse, the annuity income options available to you may have been limited, depending on the difference in ages between you and the Joint Annuitant.

The frequency of payments you selected impacted the amount of each annuity income payment. For example, assuming all else is equal, choosing to receive payments on a monthly basis would have resulted in lower annuity income payment amounts than choosing to receive payments on an annual basis. Similarly, an election to receive payments over a longer expected period would have resulted in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•	purchasing a Contract with a Guarantee Period would have resulted in lower payment amounts than purchasing the same Contract without a Guarantee Period, and

•	purchasing a Qualified Contract with a Withdrawal Period would have resulted in lower payment amounts than purchasing the same Qualified Contract without a Withdrawal Period.

5(b). Annuity Income Options without a Withdrawal Period

Option 1. Single Life Annuity: We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor: Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor: This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. Depending on what you selected on your application, annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

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Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies: This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In the event you are the first to die, depending on what you selected on your application annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

5(c). Annuity Income Options with a Withdrawal Period

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period: We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period: If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

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6. BENEFITS AVAILABLE UNDER THE CONTRACT

6(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the table.

Benefits

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Standard	Provides protection if an Annuitant dies before the first Annuity Income Date.	None	Not applicable when Annuitant’s death occurs on or after first Annuity Income Date.
Guarantee Period	Optional	Provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period.	None

Only available at purchase of a Contract.

A Contract with a Guarantee Period cannot also have a Withdrawal Period.

Provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

Length of Guarantee Period may be limited by the Code.

Withdrawal Period	Optional	A period of time you can make withdrawals from your Contract.	None

Only available at purchase of a Qualified Contract.

A Contract with a Withdrawal Period cannot also have a Guarantee Period.

Withdrawals reduce the amount of annuity income and may cause the Withdrawal Period to shorten or end.

Partial withdrawals are limited to 2 per calendar year. Any partial withdrawal must be at least $500.

Provides lower annuity income than an otherwise identical Contract without a Withdrawal Period.

6(b). Death Benefit

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

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If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

6(c). Contracts Purchased with a Guarantee Period

Overview: If you selected annuity income option 1, 2, 3 or 4 on your application, at that time you also had the option to choose to have a Guarantee Period. See 5(b). Annuity Income Options without a Withdrawal Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period permitted is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchased a Qualified Contract and chose to have a Guarantee Period, you could not also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. A Contract with a Guarantee Period provides a lower amount of annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

If you chose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

6(d). Contracts purchased with a Withdrawal Period

If you purchased a Qualified Contract with a Withdrawal Period, you can make withdrawals from your Contract’s Withdrawal Value by writing to our Annuity Service Center. See How to Make Withdrawals below.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals below.

How to Make Withdrawals: All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract’s first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

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EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value: The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, See Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issued your Contract, the total of Part A and Part B equaled your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period: The Internal Revenue Service (“IRS”) has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See 9. Tax Considerations.

When you purchased your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code.

A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

Effect of Withdrawals: Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

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YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•	Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•	Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period. See Appendix B for a hypothetical example.

•	Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•	Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables. See Appendix B for a hypothetical example.

7. TRADING AMOUNG SUBACCOUNTS

7(a). Overview

After annuity payments begin you may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Subaccounts at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

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7(b). Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

7(c). Use of Market Timing Services

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

7(d). Short-Term Trading Risk

Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value (“NAV”).

Some of the Subaccounts are also available for use in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same Funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.

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7(e). EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research Company LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or Exchange out of that Subaccount.

7(f). Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Subaccount;

(2)  Annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

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EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

The following are all the charges we make under the Contract.

8(a). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Subaccount at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

Administrative Charge: Each day, a deduction is made from the assets of each Subaccount at an effective annual rate of 0.10%. We guarantee this charge will never increase.

The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports.

8(b). Premium Taxes

We generally deduct a charge equal to any premium tax that New York require us to pay in connection with your Contract at the time we are required to pay it. Currently, New York does not require us to pay such a tax.

8(c). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(d). Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to fund. Currently, no such charges are being made. See 9(d). EFILI’s Tax Status.

9. TAX CONSIDERATIONS

9(a). Introduction

The below discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

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This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The below discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

9(b). General Requirements

Diversification Requirements: For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be “adequately diversified”. The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are “adequately diversified”. If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered “adequately diversified”.

Ownership Treatment: In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners’ gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

The Contracts in General: Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant: You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable: Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral: You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

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9(c). Tax Consequences to Investors

Distributions from Qualified Contracts: Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by your Required Beginning Date (“RBD”). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract’s Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions: To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any “after-tax” amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts: For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the “exclusion amount” as defined in the tax law. The exclusion amount is generally the “investment in the contract” adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if

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received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). “Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions: In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1⁄2, (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1⁄2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1⁄2, a withdrawal that is made either before age 59 1⁄2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1⁄2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1⁄2, you should consult with a tax advisor.

Aggregation of Contracts: In certain circumstances where you purchase a Non-qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting: We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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9(d). EFILI’s Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Before the Contract was issued, the Owner(s) acting together had the right to (a) choose an annuity income option; (b) choose a Subaccount; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner could also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Subaccount to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary’s consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Subaccount invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can change a Beneficiary.

Annuitant: As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

Joint Annuitant: For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Subaccount to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) instruct us how to vote shares of the Fund in which your Subaccount invests; and (d) to withdraw from the Contract during the Withdrawal Period, if there is one.

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Beneficiary(ies):

For All Contracts: You were allowed to name one or more Beneficiaries when you completed your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period: Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date.

A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant.

We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary’s estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

For Contracts with a Withdrawal Period: Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary’s estate a lump sum equal to the Withdrawal Value of the Beneficiary’s share of annuity income.

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10(b). Reports

We will send you a statement showing the number of Annuity Income Units in your selected Subaccount, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

In addition, shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Finally, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

10(c). Postponement of Benefits

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

10(d). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Contract Ownership.

2.  In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(e). Misstatement of Date of Birth or Sex

If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year

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compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

10(f). Notification of Death

If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant’s death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person’s executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

10(g). Assignment

The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

10(h). Dividends

The Contract is “non-participating.” This means that there are no dividends. Annuity income will vary in amount with the investment results of the Subaccount to which you allocate your Purchase Payment.

10(i). Proof of Survival

Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10(j). Protection of Proceeds

To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

11. MORE INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

11(a). Changes in Subaccounts

EFILI has the right to eliminate any Subaccount, to combine Subaccounts, or substitute a fund for the Fund in which a Subaccount invests. A substitution may become necessary if, in EFILI’s judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund’s investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

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11(b). Voting Rights

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. As a result of proportional voting, the votes of a small number of Owners could determine the outcome of a shareholder vote. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

11(c). Resolving Material Conflicts

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes. Other Funds may be offered to qualified plans as well.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

11(d). Total Return For A Subaccount

The Total Return reflects the investment performance of a subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FFLIreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity Variable Insurance Product (“VIP”) Freedom Lifetime Income I Adviser: Fidelity Management & Research Company LLC	0.38%		3.26%	6.07%	5.97%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income II Adviser: Fidelity Management & Research Company LLC	0.47%		6.27%	8.55%	7.73%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income III Adviser: Fidelity Management & Research Company LLC	0.56%		9.78%	10.73%	9.99%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity VIP FundsManager 20 Adviser: Fidelity Management & Research Company LLC	0.45	%*	3.65%	5.48%	4.55%
Seeks high total return	Fidelity VIP FundsManager 50 Adviser: Fidelity Management & Research Company LLC	0.69	%*	10.02%	9.91%	8.33%
Seeks high total return	Fidelity VIP FundsManager 60 Adviser: Fidelity Management & Research Company LLC	0.75	%*	12.34%	11.27%	9.61%
Seeks high total return	Fidelity VIP FundsManager 70 Adviser: Fidelity Management & Research Company LLC	0.82	%*	14.52%	12.46%	10.64%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high total return	Fidelity VIP FundsManager 85 Adviser: Fidelity Management & Research Company LLC	0.90	%*	17.83%	14.40%	12.30%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity VIP Government Money Market Adviser: Fidelity Management & Research Company LLC	0.25%		0.01%	0.92%	0.49%

Each Fidelity Subaccount invests in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions.

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APPENDIX B: Hypothetical Examples Applicable to Contracts with a Withdrawal Period

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Withdrawal Value, Annuity Income, and length of Withdrawal Period. These examples are intended to be read in conjunction with 6(d). Contracts purchased with a Withdrawal Period of this Prospectus.

Assumptions

a)  Owner’s Date of Birth = June 1, 1943

b)  Purchase Payment = $100,000

c)  Contract Date = June 1, 2000

d)  First Annuity Income Date = July 1, 2000

e)  Owner is invested in one Subaccount

I. Partial Withdrawal On or Before the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws part of the Withdrawal Value on or before the 5th anniversary of the Contract’s first Annuity Income Date, then

a)  The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

		Withdrawal Value (after activity)
Date	Activity	Part A	Part B	Total
9/30/2002	—	$69,026.48	$8,776.06	$77,802.53
10/1/2002	Subaccount Net Investment Factor of 1.003564	$69,272.49	$8,807.33	$78,079.82
10/1/2002	Partial Withdrawal of $10,000	$8,872.00	$1,128.00	$68,079.82

b)  All remaining variable annuity income is reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value before the withdrawal:

i.  Percentage reduction of Withdrawal Value = 12.807407%

[$10,000 / $78,079.82 = 12.807407%]

ii.  10/1/2002 Variable Annuity Payment (before withdrawal) = $433.66

iii.  10/1/2002 Variable Annuity Payment (after withdrawal) = $378.12

[$433.66 x 0.12807407 = $55.54    $433.66—$55.54 = $378.12]

c)  The partial withdrawal has no impact on the length of the Withdrawal Period.

II. Partial Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner makes a partial withdrawal after the 5th anniversary of the First Annuity Income Date, then

a)  The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

		Withdrawal Value (after activity)
Date	Activity	Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Partial Withdrawal of $10,000	$34,840.52		$34,840.52

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b)  All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.  10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.  10/1/2002 Variable Annuity Payment (after withdrawal) = $421.96

c)  The Withdrawal Period is reduced.

i.  Withdrawal Period End Date (before withdrawal) = June 1, 2020

ii.  Withdrawal Period End Date (after withdrawal) = July 1, 2018

III. Full Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws all of the Withdrawal Value after the 5th anniversary of the First Annuity Income Date, then

a) There is no longer a Withdrawal Value.

		Withdrawal Value (after activity)
Date	Activity	Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Full Withdrawal of $44,840.52	$0		$0

b)  All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.  10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.  10/1/2002 Variable Annuity Payment (after withdrawal) = $150.61

c)  The Withdrawal Period ends.

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We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2022. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024025

EFFLI-PRO-0422

1.825528.117

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FREEDOM LIFETIME INCOME

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2022

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company (“EFILI” or the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2022 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

EFFLI-PTB-0422

1.825529.117

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following:

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

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• Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested. See Net Investment Factor in the Glossary of the Prospectus.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

• Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc.(“FIA”). FBS is the principal underwriter. FIA is a wholly-

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owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contracts has been discontinued although you may continue to make exchanges among Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2021	$1,306,709	$1,306,709
2020	$986,070	$986,070
2019	$1,265,013	$1,265,013

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

EXPERTS

The financial statements of the Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2021 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

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Empire Fidelity® Investments Variable Annuity Account A Annual Report December 31, 2021

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$20,038	$153,040	$5,581	$36,671	$48,782	$59,322	$86,845	$76,009
Receivable from EFILI	—	—	—	—	13	—	6	—

Total assets	20,038	153,040	5,581	36,671	48,795	59,322	86,851	76,009
Liabilities:
Payable to EFILI	1	1	1	—	—	—	—	—

Total net assets	$20,037	$153,039	$5,580	$36,671	$48,795	$59,322	$86,851	$76,009

Net Assets:
Retirement Reserves	$19,700	$—	$4,707	$—	$44,814	$—	$82,575	$—
Income Advantage	337	—	873	—	3,981	—	4,276	—
Personal Retirement	—	152,797	—	36,671	—	59,322	—	76,009
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	242	—	—	—	—	—	—

Total net assets	$20,037	$153,039	$5,580	$36,671	$48,795	$59,322	$86,851	$76,009

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	940	—	74	—	256	—	237	—

Unit Value	$20.95	$—	$63.35	$—	$175.18	$—	$347.74	$—

Income Advantage:
Units Outstanding	17	—	14	—	24	—	13	—

Unit Value	$20.01	$—	$60.52	$—	$167.37	$—	$332.23	$—

Personal Retirement:
Units Outstanding	—	14,001	—	1,757	—	1,632	—	1,076

Highest Unit Value	$—	$11.71	$—	$29.22	$—	$55.32	$—	$103.96

Lowest Unit Value	$—	$10.27	$—	$18.69	$—	$33.51	$—	$67.18

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$11.06	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	26	—	—	—	—	—	—

Highest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,807	$26,348	$15,820	$78,013	$26,541	$28,968
Receivable from EFILI	2	—	2	—	4	—

Total assets	9,809	26,348	15,822	78,013	26,545	28,968
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$9,809	$26,348	$15,822	$78,013	$26,545	$28,968

Net Assets:
Retirement Reserves	$9,403	$—	$13,907	$—	$25,338	$—
Income Advantage	406	—	1,915	—	1,207	—
Personal Retirement	—	26,348	—	78,013	—	28,968
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$9,809	$26,348	$15,822	$78,013	$26,545	$28,968

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	119	—	280	—	306	—

Unit Value	$79.32	$—	$49.74	$—	$82.85	$—

Income Advantage:
Units Outstanding	5	—	40	—	15	—

Unit Value	$75.78	$—	$47.52	$—	$79.16	$—

Personal Retirement:
Units Outstanding	—	969	—	4,655	—	1,105

Highest Value	$—	$36.87	$—	$19.21	$—	$34.00

Lowest Value	$—	$26.89	$—	$14.94	$—	$24.29

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$410,664	$8,780	$12,641	$167,489	$242,968	$18,221	$336,919
Receivable from EFILI	20	3	—	52	—	9	—

Total assets	410,684	8,783	12,641	167,541	242,968	18,230	336,919
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$410,684	$8,783	$12,641	$167,541	$242,968	$18,230	$336,919

Net Assets:
Retirement Reserves	$66,422	$8,458	$—	$158,000	$—	$16,608	$—
Income Advantage	4,981	325	—	9,541	—	1,622	—
Personal Retirement	339,281	—	12,641	—	242,968	—	263,248
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	73,671

Total net assets	$410,684	$8,783	$12,641	$167,541	$242,968	$18,230	$336,919

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	434	139	—	824	—	290	—

Unit Value	$152.89	$61.05	$—	$191.79	$—	$57.31	$—

Income Advantage:
Units Outstanding	34	6	—	52	—	29	—

Unit Value	$146.07	$58.32	$—	$183.24	$—	$54.75	$—

Personal Retirement:
Units Outstanding	6,377	—	402	—	4,469	—	6,660

Highest Value	$74.53	$—	$42.21	$—	$79.53	$—	$56.86

Lowest Value	$51.16	$—	$29.23	$—	$52.60	$—	$35.98

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,577

Highest Value	$—	$—	$—	$—	$—	$—	$49.92

Lowest Value	$—	$—	$—	$—	$—	$—	$29.14

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	809

Highest Value	$—	$—	$—	$—	$—	$—	$48.93

Lowest Value	$—	$—	$—	$—	$—	$—	$28.52

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$2,158	$16,775	$18,740	$32,883	$29,314	$104,067	$30,479	$63,540
Receivable from EFILI	—	1	6	—	21	—	14	—

Total assets	2,158	16,776	18,746	32,883	29,335	104,067	30,493	63,540
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$2,158	$16,776	$18,746	$32,883	$29,335	$104,067	$30,493	$63,540

Net Assets:
Retirement Reserves	$2,076	$—	$17,030	$—	$26,823	$—	$27,222	$—
Income Advantage	82	—	1,716	—	2,512	—	3,271	—
Personal Retirement	—	16,776	—	32,883	—	104,067	—	63,540
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$2,158	$16,776	$18,746	$32,883	$29,335	$104,067	$30,493	$63,540

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	31	—	272	—	277	—	363	—

Unit Value	$66.22	$—	$62.62	$—	$96.85	$—	$75.05	$—

Income Advantage:
Units Outstanding	1	—	29	—	27	—	45	—

Unit Value	$63.82	$—	$59.83	$—	$92.53	$—	$71.84	$—

Personal Retirement:
Units Outstanding	—	290	—	762	—	1,120	—	1,615

Highest Value	$—	$88.25	$—	$59.85	$—	$158.51	$—	$62.57

Lowest Value	$—	$56.08	$—	$40.71	$—	$85.60	$—	$35.44

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$6,147	$22,829	$1,948	$14,028	$40,389	$136,899	$2,384	$14,012
Receivable from EFILI	1	—	1	—	30	—	—	—

Total assets	6,148	22,829	1,949	14,028	40,419	136,899	2,384	14,012
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$6,148	$22,829	$1,949	$14,028	$40,419	$136,899	$2,384	$14,012

Net Assets:
Retirement Reserves	$5,618	$—	$1,890	$—	$37,649	$—	$2,277	$—
Income Advantage	530	—	59	—	2,770	—	107	—
Personal Retirement	—	22,829	—	14,028	—	136,899	—	14,012
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$6,148	$22,829	$1,949	$14,028	$40,419	$136,899	$2,384	$14,012

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	123	—	48	—	344	—	101	—

Unit Value	$45.69	$—	$39.69	$—	$109.36	$—	$22.51	$—

Income Advantage:
Units Outstanding	12	—	2	—	26	—	5	—

Unit Value	$44.04	$—	$38.09	$—	$104.95	$—	$21.60	$—

Personal Retirement:
Units Outstanding	—	574	—	371	—	1,273	—	1,056

Highest Value	$—	$80.54	$—	$42.98	$—	$224.15	$—	$18.53

Lowest Value	$—	$38.51	$—	$34.79	$—	$97.48	$—	$12.57

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$16,591	$77,197	$1,825	$24,906	$2,099	$17,242	$3,166	$28,275
Receivable from EFILI	8	—	1	—	—	—	5	1

Total assets	16,599	77,197	1,826	24,906	2,099	17,242	3,171	28,276
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$16,599	$77,197	$1,826	$24,906	$2,099	$17,242	$3,171	$28,276

Net Assets:
Retirement Reserves	$15,442	$—	$1,597	$—	$2,043	$—	$2,917	$—
Income Advantage	1,157	—	229	—	56	—	254	—
Personal Retirement	—	77,197	—	24,906	—	17,242	—	28,276
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,599	$77,197	$1,826	$24,906	$2,099	$17,242	$3,171	$28,276

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	193	—	63	—	30	—	47	—

Unit Value	$79.94	$—	$25.34	$—	$67.24	$—	$61.88	$—

Income Advantage:
Units Outstanding	15	—	9	—	1	—	4	—

Unit Value	$76.72	$—	$24.32	$—	$64.53	$—	$59.38	$—

Personal Retirement:
Units Outstanding	—	1,058	—	815	—	406	—	465

Highest Value	$—	$103.56	$—	$55.83	$—	$69.11	$—	$108.85

Lowest Value	$—	$71.33	$—	$22.24	$—	$39.64	$—	$60.21

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation Investor Class
Assets:
Investments at market value	$3,556	$24,214	$5,263	$67,303	$2,740	$40,668
Receivable from EFILI	1	—	3	—	2	—

Total assets	3,557	24,214	5,266	67,303	2,742	40,668
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$3,557	$24,214	$5,266	$67,303	$2,742	$40,668

Net Assets:
Retirement Reserves	$3,337	$—	$4,446	$—	$2,621	$—
Income Advantage	220	—	820	—	121	—
Personal Retirement	—	24,214	—	67,303	—	40,668
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$3,557	$24,214	$5,266	$67,303	$2,742	$40,668

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	64	—	187	—	81	—

Unit Value	$51.94	$—	$23.73	$—	$32.31	$—

Income Advantage:
Units Outstanding	4	—	36	—	4	—

Unit Value	$50.06	$—	$22.90	$—	$31.26	$—

Personal Retirement:
Units Outstanding	—	741	—	3,456	—	1,165

Highest Value	$—	$74.64	$—	$24.18	$—	$66.34

Lowest Value	$—	$30.99	$—	$16.80	$—	$32.93

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP –Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$2,428	$24,153	$1,052	$5,317
Receivable from EFILI	1	—	—	—

Total assets	2,429	24,153	1,052	5,317
Liabilities:
Payable to EFILI	—	—	—	—

Total net assets	$2,429	$24,153	$1,052	$5,317

Net Assets:
Retirement Reserves	$1,967	$—	$1,052	$—
Income Advantage	462	—	—	—
Personal Retirement	—	24,153	—	5,317
Freedom Lifetime Income	—	—	—	—
Growth and Guaranteed Income	—	—	—	—

Total net assets	$2,429	$24,153	$1,052	$5,317

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	57	—	55	—

Unit Value	$34.75	$—	$18.98	$—

Income Advantage:
Units Outstanding	14	—	—	—

Unit Value	$33.61	$—	$—	$—

Personal Retirement:
Units Outstanding	—	617	—	272

Highest Value	$—	$69.89	$—	$20.91

Lowest Value	$—	$36.11	$—	$17.15

Freedom Lifetime Income:
Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$988	$2,779	$1,044	$6,273	$1,267	$9,637
Receivable from EFILI	—	—	—	—	—	—

Total assets	988	2,779	1,044	6,273	1,267	9,637
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$988	$2,779	$1,044	$6,273	$1,267	$9,637

Net Assets:
Retirement Reserves	$988	$—	$1,044	$—	$1,267	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	2,779	—	6,273	—	9,637
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$988	$2,779	$1,044	$6,273	$1,267	$9,637

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	46	—	43	—	48	—

Unit Value	$21.40	$—	$24.24	$—	$26.30	$—

Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Personal Retirement:
Units Outstanding	—	125	—	237	—	358

Highest Value	$—	$26.82	$—	$30.89	$—	$33.63

Lowest Value	$—	$19.84	$—	$22.42	$—	$24.12

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250
Receivable from EFILI	—	—	—	—	—	—

Total assets	2,791	21,149	2,413	27,168	1,564	24,250
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250

Net Assets:
Retirement Reserves	$2,791	$—	$2,413	$—	$1,564	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	21,149	—	27,168	—	24,250
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	100	—	79	—	49	—

Unit Value	$27.81	$—	$30.41	$—	$31.85	$—

Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Personal Retirement:
Units Outstanding	—	730	—	865	—	728

Highest Value	$—	$38.08	$—	$42.29	$—	$46.58

Lowest Value	$—	$26.27	$—	$28.82	$—	$31.19

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,521	$1,084	$2,726	$1,630	$29,070	$75,819	$180,583
Receivable from EFILI	3	4	3	—	—	—	28

Total assets	1,524	1,088	2,729	1,630	29,070	75,819	180,611
Liabilities:
Payable to EFILI	—	—	—	4	—	3	—

Total net assets	$1,524	$1,088	$2,729	$1,626	$29,070	$75,816	$180,611

Net Assets:
Retirement Reserves	$—	$—	$—	$1,528	$—	$3,879	$12,169
Income Advantage	—	—	—	98	—	546	3,437
Personal Retirement	—	—	—	—	29,070	70,870	160,102
Freedom Lifetime Income	1,524	1,088	2,729	—	—	521	4,903
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$1,524	$1,088	$2,729	$1,626	$29,070	$75,816	$180,611

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	—	—	—	51	—	228	532

Unit Value	$—	$—	$—	$30.08	$—	$17.00	$22.88

Income Advantage:
Units Outstanding	—	—	—	4	—	33	154

Unit Value	$—	$—	$—	$29.15	$—	$16.47	$22.17

Personal Retirement:
Units Outstanding	—	—	—	—	760	3,963	6,386

Highest Value	$—	$—	$—	$—	$60.08	$19.21	$31.17

Lowest Value	$—	$—	$—	$—	$32.39	$16.38	$23.90

Freedom Lifetime Income:
Units Outstanding	73	44	93	—	—	33	227

Unit Value	$20.94	$24.73	$29.30	$—	$—	$16.01	$21.56

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$214,953	$151,805	$67,734	$1,037	$18,702	$1,355	$7,352
Receivable from EFILI	12	14	5	3	—	—	—

Total assets	214,965	151,819	67,739	1,040	18,702	1,355	7,352
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$214,965	$151,819	$67,739	$1,040	$18,702	$1,355	$7,352

Net Assets:
Retirement Reserves	$3,719	$5,528	$1,832	$885	$—	$1,306	$—
Income Advantage	941	1,633	471	155	—	49	—
Personal Retirement	128,684	143,106	64,434	—	18,702	—	7,352
Freedom Lifetime Income	8,290	1,552	1,002	—	—	—	—
Growth and Guaranteed Income	73,331	—	—	—	—	—	—

Total net assets	$214,965	$151,819	$67,739	$1,040	$18,702	$1,355	$7,352

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	161	211	64	25	—	43	—

Unit Value	$23.04	$26.25	$28.63	$35.17	$—	$30.18	$—

Income Advantage:
Units Outstanding	42	64	17	4	—	2	—

Unit Value	$22.42	$25.43	$27.74	$34.15	$—	$29.3	$—

Personal Retirement:
Units Outstanding	4,936	4,842	1,930	—	508	—	221

Highest Value	$36.55	$41.05	$49.81	$—	$47.18	$—	$65.59

Lowest Value	$24.85	$28.62	$31.22	$—	$35.64	$—	$30.33

Freedom Lifetime Income:
Units Outstanding	349	63	37	—	—	—	—

Unit Value	$23.69	$24.79	$27.13	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,410	—	—	—	—	—	—

Highest Value	$32.08	$—	$—	$—	$—	$—	$—

Lowest Value	$21.74	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	600	—	—	—	—	—	—

Highest Value	$31.45	$—	$—	$—	$—	$—	$—

Lowest Value	$21.27	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$2,196	$11,694	$702	$15,195	$1,151	$25,709	$26,879
Receivable from EFILI	—	—	—	—	2	—	1

Total assets	2,196	11,694	702	15,195	1,153	25,709	26,880
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$2,196	$11,694	$702	$15,195	$1,153	$25,709	$26,880

Net Assets:
Retirement Reserves	$2,155	$—	$687	$—	$998	$—	$1,089
Income Advantage	41	—	15	—	155	—	91
Personal Retirement	—	11,694	—	15,195	—	25,709	25,700
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$2,196	$11,694	$702	$15,195	$1,153	$25,709	$26,880

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	71	—	47	—	80	—	96

Unit Value	$30.29	$—	$14.68	$—	$12.45	$—	$11.33

Income Advantage:
Units Outstanding	1	—	1	—	13	—	8

Unit Value	$29.41	$—	$14.28	$—	$12.26	$—	$11.25

Personal Retirement:
Units Outstanding	—	300	—	789	—	1,971	2,218

Highest Value	$—	$78.76	$—	$41.80	$—	$13.10	$11.61

Lowest Value	$—	$32.47	$—	$15.67	$—	$12.95	$11.55

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$34,041	$7,252	$15,364	$6,785	$10,422	$4,674	$6,136
Receivable from EFILI	1	—	—	1	—	—	1

Total assets	34,042	7,252	15,364	6,786	10,422	4,674	6,137
Liabilities:
Payable to EFILI	—	—	—	—	—	2	—

Total net assets	$34,042	$7,252	$15,364	$6,786	$10,422	$4,672	$6,137

Net Assets:
Retirement Reserves	$1,407	$377	$625	$2,107	$1,117	$506	$446
Income Advantage	71	45	26	146	101	147	106
Personal Retirement	32,564	6,830	14,713	4,533	9,204	4,019	5,585
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$34,042	$7,252	$15,364	$6,786	$10,422	$4,672	$6,137

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	81	26	51	57	29	21	15

Unit Value	$17.32	$14.59	$12.18	$36.85	$37.98	$23.75	$29.89

Income Advantage:
Units Outstanding	4	3	2	4	3	7	4

Unit Value	$17.19	$14.48	$12.09	$35.21	$36.29	$22.69	$28.56

Personal Retirement:
Units Outstanding	1,839	458	1,180	266	526	186	235

Highest Value	$17.76	$14.96	$12.49	$31.91	$23.99	$31.51	$31.77

Lowest Value	$17.66	$14.88	$12.42	$15.68	$15.29	$18.51	$19.81

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	Allspring – VT Discovery	Allspring – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$4,781	$1,582	$7,767	$4,757	$38,426	$22,642	$49,452
Receivable from EFILI	—	3	—	1	1	—	1

Total assets	4,781	1,585	7,767	4,758	38,427	22,642	49,453
Liabilities:
Payable to EFILI	4	—	—	—	—	—	1

Total net assets	$4,777	$1,585	$7,767	$4,758	$38,427	$22,642	$49,452

Net Assets:
Retirement Reserves	$4,552	$1,366	$960	$13	$2,915	$1,443	$1,729
Income Advantage	225	219	40	—	8	59	24
Personal Retirement	—	—	6,767	4,745	35,504	21,140	47,699
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$4,777	$1,585	$7,767	$4,758	$38,427	$22,642	$49,452

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	49	16	57	2	254	95	120

Unit Value	$92.24	$83.83	$16.81	$7.43	$11.48	$15.22	$14.42

Income Advantage:
Units Outstanding	3	3	2	—	1	4	2

Unit Value	$88.12	$80.09	$16.29	$7.29	$11.19	$14.85	$14.07

Personal Retirement:
Units Outstanding	—	—	443	598	2,952	1,359	3,214

Highest Value	$—	$—	$28.90	$7.96	$12.28	$16.29	$15.44

Lowest Value	$—	$—	$13.56	$7.85	$11.80	$14.93	$14.34

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov’t Securities
Assets:
Investments at market value	$37,966	$6,101	$7,675
Receivable from EFILI	—	—	—

Total assets	37,966	6,101	7,675
Liabilities:
Payable to EFILI	—	—	—

Total net assets	$37,966	$6,101	$7,675

Net Assets:
Retirement Reserves	$707	$88	$864
Income Advantage	13	—	—
Personal Retirement	37,246	6,013	6,811
Freedom Lifetime Income	—	—	—
Growth and Guaranteed Income	—	—	—

Total net assets	$37,966	$6,101	$7,675

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	39	9	82

Unit Value	$18.09	$9.71	$10.48

Income Advantage:
Units Outstanding	1	—	—

Unit Value	$17.74	$9.52	$10.28

Personal Retirement:
Units Outstanding	1,936	582	611

Highest Value	$19.38	$10.40	$11.22

Lowest Value	$19.10	$10.25	$11.06

Freedom Lifetime Income:
Units Outstanding	—	—	—

Unit Value	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Government
	Government	Money Market		VIP –		VIP –
	Money	Investor	VIP –	High Income	VIP –	Equity-Income
	Market	Class	High Income	Investor Class	Equity-Income	Investor Class
Income:
Dividends	$2	$15	$300	$1,959	$878	$1,009
Expenses:
Retirement Reserves:
Mortality and expense risk charges	158	—	37	—	320	—
Administrative and other charges	10	—	2	—	21	—

Total expenses	168	—	39	—	341	—

Income Advantage:
Mortality and expense risk charges	3	—	6	—	30	—
Administrative and other charges	1	—	3	—	10	—

Total expenses	4	—	9	—	40	—

Personal Retirement:
Mortality and expense risk charges	—	186	—	43	—	61
Administrative and other charges	—	78	—	18	—	27

Total expenses	—	264	—	61	—	88

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	5	—	—	—	—
Administrative and other charges	—	1	—	—	—	—

Total expenses	—	6	—	—	—	—

Total expenses	172	270	48	61	381	88

Net investment income (loss)	(170)	(255)	252	1,898	497	921

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(279)	(87)	331	1,408
Realized gain distributions	—	—	—	—	5,134	6,056

Net realized gain (loss) on investments	—	—	(279)	(87)	5,465	7,464
Unrealized appreciation (depreciation)	—	—	227	(206)	3,801	2,843

Net increase (decrease) in net assets from operations	$(170)	$(255)	$200	$1,605	$9,763	$11,228

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
		VIP –		Overseas	VIP –	Investment
	VIP –	Growth	VIP –	Investor	Investment	Grade Bond
	Growth	Investor Class	Overseas	Class	Grade Bond	Investor Class
Income:
Dividends	$—	$—	$49	$117	$334	$1,608
Expenses:
Retirement Reserves:
Mortality and expense risk charges	580	—	66	—	110	—
Administrative and other charges	39	—	4	—	7	—

Total expenses	619	—	70	—	117	—

Income Advantage:
Mortality and expense risk charges	31	—	3	—	15	—
Administrative and other charges	11	—	1	—	5	—

Total expenses	42	—	4	—	20	—

Personal Retirement:
Mortality and expense risk charges	—	82	—	28	—	102
Administrative and other charges	—	34	—	12	—	40

Total expenses	—	116	—	40	—	142

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	661	116	74	40	137	142

Net investment income (loss)	(661)	(116)	(25)	77	197	1,466

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,860	6,285	65	1,074	48	894
Realized gain distributions	16,805	14,274	688	1,791	456	2,230

Net realized gain (loss) on investments	19,665	20,559	753	2,865	504	3,124
Unrealized appreciation (depreciation)	(2,900)	(6,199)	826	1,186	(964)	(5,423)

Net increase (decrease) in net assets from operations	$16,104	$14,244	$1,554	$4,128	$(263)	$(833)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
					VIP –
		VIP –		VIP –	Asset Manager:		VIP –
	VIP –	Asset Manager	VIP –	Asset Manager:	Growth	VIP –	Contrafund
	Asset Manager	Investor Class	Index 500	Growth	Investor Class	Contrafund	Investor Class
Income:
Dividends	$423	$443	$4,631	$121	$167	$94	$109
Expenses:
Retirement Reserves:
Mortality and expense risk charges	193	—	458	62	—	1,082	—
Administrative and other charges	13	—	31	4	—	72	—

Total expenses	206	—	489	66	—	1,154	—

Income Advantage:
Mortality and expense risk charges	10	—	35	3	—	67	—
Administrative and other charges	3	—	13	1	—	22	—

Total expenses	13	—	48	4	—	89	—

Personal Retirement:
Mortality and expense risk charges	—	35	350	—	16	—	262
Administrative and other charges	—	16	150	—	6	—	110

Total expenses	—	51	500	—	22	—	372

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	219	51	1,037	70	22	1,243	372

Net investment income (loss)	204	392	3,594	51	145	(1,149)	(263)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	231	642	29,494	146	400	4,545	10,350
Realized gain distributions	145	159	2,619	121	172	19,170	27,486

Net realized gain (loss) on investments	376	801	32,113	267	572	23,715	37,836
Unrealized appreciation (depreciation)	1,744	1,497	54,524	727	768	13,601	14,981

Net increase (decrease) in net assets from operations	$2,324	$2,690	$90,231	$1,045	$1,485	$36,167	$52,554

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
			VIP –	Dynamic		VIP –
		VIP –	Dynamic	Capital	VIP –	Growth &
	VIP –	Balanced	Capital	Appreciation	Growth &	Income
	Balanced	Investor Class	Appreciation	Investor Class	Income	Investor Class
Income:
Dividends	$163	$2,754	$9	$51	$427	$712
Expenses:
Retirement Reserves:
Mortality and expense risk charges	121	—	15	—	122	—
Administrative and other charges	8	—	1	—	8	—

Total expenses	129	—	16	—	130	—

Income Advantage:
Mortality and expense risk charges	13	—	1	—	13	—
Administrative and other charges	4	—	—	—	4	—

Total expenses	17	—	1	—	17	—

Personal Retirement:
Mortality and expense risk charges	—	344	—	18	—	34
Administrative and other charges	—	120	—	7	—	15

Total expenses	—	464	—	25	—	49

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	663	—	—	—	—
Administrative and other charges	—	180	—	—	—	—

Total expenses	—	843	—	—	—	—

Total expenses	146	1,307	17	25	147	49

Net investment income (loss)	17	1,447	(8)	26	280	663

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	652	10,417	118	677	618	848
Realized gain distributions	1,272	22,343	191	1,341	797	1,323

Net realized gain (loss) on investments	1,924	32,760	309	2,018	1,415	2,171
Unrealized appreciation (depreciation)	857	15,565	148	1,185	2,179	3,576

Net increase (decrease) in net assets from operations	$2,798	$49,772	$449	$3,229	$3,874	$6,410

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Growth		VIP –	VIP –	Value
	Growth	Opportunities	VIP –	Mid Cap	Value	Strategies
	Opportunities	Investor Class	Mid Cap	Investor Class	Strategies	Investor Class
Income:
Dividends	$—	$—	$176	$322	$90	$311
Expenses:
Retirement Reserves:
Mortality and expense risk charges	208	—	191	—	39	—
Administrative and other charges	14	—	13	—	3	—

Total expenses	222	—	204	—	42	—

Income Advantage:
Mortality and expense risk charges	17	—	24	—	5	—
Administrative and other charges	7	—	8	—	1	—

Total expenses	24	—	32	—	6	—

Personal Retirement:
Mortality and expense risk charges	—	124	—	69	—	25
Administrative and other charges	—	53	—	29	—	11

Total expenses	—	177	—	98	—	36

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	246	177	236	98	48	36

Net investment income (loss)	(246)	(177)	(60)	224	42	275

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,065	15,452	478	1,715	516	2,233
Realized gain distributions	2,695	9,563	4,568	9,566	497	1,825

Net realized gain (loss) on investments	5,760	25,015	5,046	11,281	1,013	4,058
Unrealized appreciation (depreciation)	(2,521)	(14,354)	1,155	1,324	198	696

Net increase (decrease) in net assets from operations	$2,993	$10,484	$6,141	$12,829	$1,253	$5,029

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$34	$233	$—	$—	$55	$264
Expenses:
Retirement Reserves:
Mortality and expense risk charges	13	—	246	—	14	—
Administrative and other charges	1	—	16	—	1	—

Total expenses	14	—	262	—	15	—

Income Advantage:
Mortality and expense risk charges	1	—	19	—	1	—
Administrative and other charges	—	—	6	—	—	—

Total expenses	1	—	25	—	1	—

Personal Retirement:
Mortality and expense risk charges	—	15	—	125	—	10
Administrative and other charges	—	7	—	59	—	5

Total expenses	—	22	—	184	—	15

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	15	22	287	184	16	15

Net investment income (loss)	19	211	(287)	(184)	39	249

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	393	4,709	12,889	69	615
Realized gain distributions	—	—	3,793	12,650	—	—

Net realized gain (loss) on investments	39	393	8,502	25,539	69	615
Unrealized appreciation (depreciation)	218	1,524	55	3,106	552	1,771

Net increase (decrease) in net assets from operations	$276	$2,128	$8,270	$28,461	$660	$2,635

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP –	VIP –	Financial		VIP –
	VIP –	Health Care	Financial	Services	VIP –	Industrials
	Health Care	Investor Class	Services	Investor Class	Industrials	Investor Class
Income:
Dividends	$15	$56	$40	$383	$—	$—
Expenses:
Retirement Reserves:
Mortality and expense risk charges	116	—	14	—	15	—
Administrative and other charges	8	—	1	—	1	—

Total expenses	124	—	15	—	16	—

Income Advantage:
Mortality and expense risk charges	8	—	1	—	1	—
Administrative and other charges	3	—	—	—	—	—

Total expenses	11	—	1	—	1	—

Personal Retirement:
Mortality and expense risk charges	—	92	—	23	—	17
Administrative and other charges	—	38	—	10	—	8

Total expenses	—	130	—	33	—	25

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	135	130	16	33	17	25

Net investment income (loss)	(120)	(74)	24	350	(17)	(25)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	704	4,260	143	1,218	26	268
Realized gain distributions	1,124	5,026	36	398	294	2,254

Net realized gain (loss) on investments	1,828	9,286	179	1,616	320	2,522
Unrealized appreciation (depreciation)	(69)	(1,160)	217	2,671	(5)	(79)

Net increase (decrease) in net assets from operations	$1,639	$8,052	$420	$4,637	$298	$2,418

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Consumer		VIP –	VIP –	Strategic
	Consumer	Discretionary	VIP –	Real Estate	Strategic	Income
	Discretionary	Investor Class	Real Estate	Investor Class	Income	Investor Class
Income:
Dividends	$—	$—	$34	$226	$138	$1,730
Expenses:
Retirement Reserves:
Mortality and expense risk charges	22	—	21	—	34	—
Administrative and other charges	1	—	1	—	2	—

Total expenses	23	—	22	—	36	—

Income Advantage:
Mortality and expense risk charges	—	—	2	—	6	—
Administrative and other charges	2	—	—	—	2	—

Total expenses	2	—	2	—	8	—

Personal Retirement:
Mortality and expense risk charges	—	28	—	21	—	85
Administrative and other charges	—	13	—	9	—	32

Total expenses	—	41	—	30	—	117

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	25	41	24	30	44	117

Net investment income (loss)	(25)	(41)	10	196	94	1,613

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	241	1,973	8	379	14	224
Realized gain distributions	124	1,039	18	126	82	1,042

Net realized gain (loss) on investments	365	3,012	26	505	96	1,266
Unrealized appreciation (depreciation)	158	1,387	902	5,258	(39)	(581)

Net increase (decrease) in net assets from operations	$498	$4,358	$938	$5,959	$151	$2,298

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$—	$—	$38	$358	$11	$53
Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	14	—	7	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	20	—	15	—	8	—

Income Advantage:
Mortality and expense risk charges	1	—	3	—	—	—
Administrative and other charges	—	—	1	—	—	—

Total expenses	1	—	4	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	40	—	25	—	6
Administrative and other charges	—	19	—	10	—	3

Total expenses	—	59	—	35	—	9

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	21	59	19	35	8	9

Net investment income (loss)	(21)	(59)	19	323	3	44

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	144	2,490	186	1,045	4	166
Realized gain distributions	158	2,298	251	2,497	20	126

Net realized gain (loss) on investments	302	4,788	437	3,542	24	292
Unrealized appreciation (depreciation)	(3)	(444)	79	1,159	(1)	(201)

Net increase (decrease) in net assets from operations	$278	$4,285	$535	$5,024	$26	$135

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$11	$29	$11	$63	$14	$104
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	8	—	9	—
Administrative and other charges	—	—	1	—	1	—

Total expenses	8	—	9	—	10	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	5	—	11	—	17
Administrative and other charges	—	2	—	3	—	5

Total expenses	—	7	—	14	—	22

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	8	7	9	14	10	22

Net investment income (loss)	3	22	2	49	4	82

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	132	26	41	15	776
Realized gain distributions	25	83	39	185	54	404

Net realized gain (loss) on investments	29	215	65	226	69	1,180
Unrealized appreciation (depreciation)	(1)	(55)	(11)	43	13	(502)

Net increase (decrease) in net assets from operations	$31	$182	$56	$318	$86	$760

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$30	$220	$26	$284	$16	$246
Expenses:
Retirement Reserves:
Mortality and expense risk charges	20	—	18	—	10	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	21	—	19	—	11	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	37	—	41	—	40
Administrative and other charges	—	12	—	11	—	12

Total expenses	—	49	—	52	—	52

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	21	49	19	52	11	52

Net investment income (loss)	9	171	7	232	5	194

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	76	1,430	87	1,333	17	544
Realized gain distributions	142	1,089	83	975	58	918

Net realized gain (loss) on investments	218	2,519	170	2,308	75	1,462
Unrealized appreciation (depreciation)	(14)	(642)	50	(321)	71	853

Net increase (decrease) in net assets from operations	$213	$2,048	$227	$2,219	$151	$2,509

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –	VIP –
	Freedom	Freedom	Freedom	VIP –	Disciplined	FundsManager
	Lifetime	Lifetime	Lifetime	Disciplined	Small Cap	20%
	Income I	Income II	Income III	Small Cap	Investor Class	Investor Class
Income:
Dividends	$16	$11	$29	$7	$94	$763
Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	12	—	27
Administrative and other charges	—	—	—	1	—	2

Total expenses	—	—	—	13	—	29

Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	5
Administrative and other charges	—	—	—	—	—	1

Total expenses	—	—	—	1	—	6

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	34	108
Administrative and other charges	—	—	—	—	14	34

Total expenses	—	—	—	—	48	142

Freedom Lifetime Income:
Mortality and expense risk charges	7	6	14	—	—	2
Administrative and other charges	2	1	2	—	—	1

Total expenses	9	7	16	—	—	3

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	7	16	14	48	180

Net investment income (loss)	7	4	13	(7)	46	583

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	17	39	134	2,115	744
Realized gain distributions	47	44	119	29	501	160

Net realized gain (loss) on investments	59	61	158	163	2,616	904
Unrealized appreciation (depreciation)	(24)	(6)	65	114	2,195	945

Net increase (decrease) in net assets from operations	$42	$59	$236	$270	$4,857	$2,432

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –	VIP –		VIP –
	FundsManager	FundsManager	FundsManager	FundsManager	VIP –	Consumer
	50%	60%	70%	85%	Consumer	Staples
	Investor Class	Investor Class	Investor Class	Investor Class	Staples	Investor Class
Income:
Dividends	$1,977	$2,293	$1,472	$631	$19	$329
Expenses:
Retirement Reserves:
Mortality and expense risk charges	92	28	40	14	7	—
Administrative and other charges	6	2	3	1	—	—

Total expenses	98	30	43	15	7	—

Income Advantage:
Mortality and expense risk charges	26	7	12	4	1	—
Administrative and other charges	9	2	4	1	—	—

Total expenses	35	9	16	5	1	—

Personal Retirement:
Mortality and expense risk charges	229	186	209	85	—	22
Administrative and other charges	75	59	66	30	—	9

Total expenses	304	245	275	115	—	31

Freedom Lifetime Income:
Mortality and expense risk charges	24	41	7	6	—	—
Administrative and other charges	5	8	2	—	—	—

Total expenses	29	49	9	6	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	682	—	—	—	—
Administrative and other charges	—	183	—	—	—	—

Total expenses	—	865	—	—	—	—

Total expenses	466	1,198	343	141	8	31

Net investment income (loss)	1,511	1,095	1,129	490	11	298

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,301	3,780	3,621	2,588	27	513
Realized gain distributions	2,790	3,241	1,797	1,594	47	838

Net realized gain (loss) on investments	6,091	7,021	5,418	4,182	74	1,351
Unrealized appreciation (depreciation)	8,153	13,964	11,551	5,725	46	684

Net increase (decrease) in net assets from operations	$15,755	$22,080	$18,098	$10,397	$131	$2,333

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
		VIP –	VIP –	Communication	VIP –	Emerging
	VIP –	Materials	Communication	Services	Emerging	Markets
	Materials	Investor Class	Services	Investor Class	Markets	Investor Class
Income:
Dividends	$9	$44	$—	$—	$17	$341
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	16	—	7	—
Administrative and other charges	1	—	1	—	—	—

Total expenses	9	—	17	—	7	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	10	—	13	—	18
Administrative and other charges	—	3	—	6	—	8

Total expenses	—	13	—	19	—	26

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	13	17	19	7	26

Net investment income (loss)	—	31	(17)	(19)	10	315

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	873	140	1,315	76	1,660
Realized gain distributions	—	—	84	459	94	2,013

Net realized gain (loss) on investments	69	873	224	1,774	170	3,673
Unrealized appreciation (depreciation)	195	771	8	(265)	(248)	(4,488)

Net increase (decrease) in net assets from operations	$264	$1,675	$215	$1,490	$(68)	$(500)

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
		Floating Rate
	VIP –	High Income		VIP –	VIP –	VIP –
	Floating Rate	Investor	VIP –	Total Market	Extended	International
	High Income	Class	Bond Index	Index	Market Index	Index
Income:
Dividends	$29	$593	$262	$318	$86	$389
Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	9	9	4	6
Administrative and other charges	—	—	1	1	—	—

Total expenses	7	—	10	10	4	6

Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	2	—	1	1	—	—

Personal Retirement:
Mortality and expense risk charges	—	21	30	31	8	14
Administrative and other charges	—	11	13	12	3	6

Total expenses	—	32	43	43	11	20

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	32	54	54	15	26

Net investment income (loss)	20	561	208	264	71	363

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	47	141	2,196	1,120	600
Realized gain distributions	—	—	—	194	373	47

Net realized gain (loss) on investments	4	47	141	2,390	1,493	647
Unrealized appreciation (depreciation)	17	294	(1,041)	2,872	(348)	(137)

Net increase (decrease) in net assets from operations	$41	$902	$(692)	$5,526	$1,216	$873

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity	Allspring – VT Discovery	Allspring – VT Opportunity
Income:
Dividends	$67	$536	$89	$59	$—	$1
Expenses:
Retirement Reserves:
Mortality and expense risk charges	17	8	4	4	38	9
Administrative and other charges	1	1	—	—	3	1

Total expenses	18	9	4	4	41	10

Income Advantage:
Mortality and expense risk charges	2	1	2	1	2	1
Administrative and other charges	—	—	—	—	1	1

Total expenses	2	1	2	1	3	2

Personal Retirement:
Mortality and expense risk charges	7	10	3	4	—	—
Administrative and other charges	2	5	2	3	—	—

Total expenses	9	15	5	7	—	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	29	25	11	12	44	12

Net investment income (loss)	38	511	78	47	(44)	(11)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	53	(77)	(5)	186	166	18
Realized gain distributions	—	—	163	993	398	74

Net realized gain (loss) on investments	53	(77)	158	1,179	564	92
Unrealized appreciation (depreciation)	123	(676)	147	(363)	(832)	233

Net increase (decrease) in net assets from operations	$214	$(242)	$383	$863	$(312)	$314

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	Lazard –						FTVIP –	FTVIP –
	Retirement	PVIT –				Blackrock –	Templeton	Franklin
	Emerging	Commodity	PVIT –	PVIT –	PVIT –	Global	Global	U.S. Gov’t
	Markets	Real Return	Low Duration	Real Return	Total Return	Allocation V.I.	Bond	Securities
Income:
Dividends	$165	$163	$216	$1,024	$944	$287	$—	$193
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	22	9	13	6	1	7
Administrative and other charges	—	—	2	1	1	—	—	—

Total expenses	8	—	24	10	14	6	1	7

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	8	3	47	23	62	46	10	9
Administrative and other charges	3	1	20	10	25	18	2	4

Total expenses	11	4	67	33	87	64	12	13

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	19	4	91	43	101	70	13	20

Net investment income (loss)	146	159	125	981	843	217	(13)	173

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	141	(59)	46	(125)	409	(325)	(7)
Realized gain distributions	—	—	—	—	2,222	5,255	—	—

Net realized gain (loss) on investments	12	141	(59)	46	2,097	5,664	(325)	(7)
Unrealized appreciation (depreciation)	255	457	(534)	59	(3,737)	(3,698)	(33)	(336)

Net increase (decrease) in net assets from operations	$413	$757	$(468)	$1,086	$(797)	$2,183	$(371)	$(170)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(170)	$(132)	$(255)	$157	$252	$239	$1,898	$1,709
Net realized gain (loss) on investments	—	—	—	—	(279)	(872)	(87)	(201)
Unrealized appreciation (depreciation)	—	—	—	—	227	696	(206)	(625)

Net increase (decrease) in net assets from operations	(170)	(132)	(255)	157	200	63	1,605	883

Contract Transactions:
Payments received from contract owners	—	—	104,513	64,523	—	—	321	466
Transfers between sub-accounts and the fixed account, net	(652)	7,252	(98,564)	28,875	(92)	(456)	372	(4,803)
Contract benefits	(240)	(410)	(5,685)	(7,823)	(143)	(145)	(4)	—
Contract terminations	(1,598)	(4,533)	(23,531)	(56,569)	(282)	(338)	(1,234)	(786)
Contract maintenance charges	(5)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(5)	(18)	—	1	6	(10)	(3)	—

Net increase (decrease) in net assets from contract transactions	(2,500)	2,285	(23,267)	29,007	(512)	(950)	(548)	(5,123)

Total increase (decrease) in net assets	(2,670)	2,153	(23,522)	29,164	(312)	(887)	1,057	(4,240)
Net Assets:
Beginning of period	22,707	20,554	176,561	147,397	5,892	6,779	35,614	39,854

End of period	$20,037	$22,707	$153,039	$176,561	$5,580	$5,892	$36,671	$35,614

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$497	$380	$921	$590	$(661)	$(460)	$(116)	$(60)
Net realized gain (loss) on investments	5,465	1,208	7,464	1,479	19,665	8,642	20,559	7,703
Unrealized appreciation (depreciation)	3,801	280	2,843	288	(2,900)	14,366	(6,199)	10,146

Net increase (decrease) in net assets from operations	9,763	1,868	11,228	2,357	16,104	22,548	14,244	17,789

Contract Transactions:
Payments received from contract owners	—	—	766	288	—	—	978	491
Transfers between sub-accounts and the fixed account, net	(228)	(786)	5,153	818	(812)	(1,584)	630	4,455
Contract benefits	(1,100)	(885)	(10)	—	(1,299)	(701)	—	—
Contract terminations	(1,221)	(1,747)	(522)	(1,017)	(1,572)	(2,038)	(1,057)	(575)
Contract maintenance charges	(5)	(5)	—	—	(10)	(9)	—	—
Other transfers (to) from EFILI, net	(411)	(19)	—	1	(311)	(22)	—	(1)

Net increase (decrease) in net assets from contract transactions	(2,965)	(3,442)	5,387	90	(4,004)	(4,354)	551	4,370

Total increase (decrease) in net assets	6,798	(1,574)	16,615	2,447	12,100	18,194	14,795	22,159
Net Assets:
Beginning of period	41,997	43,571	42,707	40,260	74,751	56,557	61,214	39,055

End of period	$48,795	$41,997	$59,322	$42,707	$86,851	$74,751	$76,009	$61,214

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(25)	$(29)	$77	$32
Net realized gain (loss) on investments	753	(25)	2,865	228
Unrealized appreciation (depreciation)	826	1,115	1,186	2,115

Net increase (decrease) in net assets from operations	1,554	1,061	4,128	2,375

Contract Transactions:
Payments received from contract owners	—	—	262	255
Transfers between sub-accounts and the fixed account, net	(10)	(324)	1,761	(2,708)
Contract benefits	(85)	(93)	(19)	—
Contract terminations	(142)	(369)	(387)	(694)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(14)	(24)	1	1

Net increase (decrease) in net assets from contract transactions	(253)	(812)	1,618	(3,146)

Total increase (decrease) in net assets	1,301	249	5,746	(771)
Net Assets:
Beginning of period	8,508	8,259	20,602	21,373

End of period	$9,809	$8,508	$26,348	$20,602

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$197	$241	$1,466	$1,786	$204	$171	$392	$331
Net realized gain (loss) on investments	504	166	3,124	1,051	376	147	801	203
Unrealized appreciation (depreciation)	(964)	1,078	(5,423)	4,093	1,744	2,907	1,497	2,757

Net increase (decrease) in net assets from operations	(263)	1,485	(833)	6,930	2,324	3,225	2,690	3,291

Contract Transactions:
Payments received from contract owners	—	—	1,001	2,693	—	—	175	491
Transfers between sub-accounts and the fixed account, net	(342)	2,322	(11,100)	14,253	(1,091)	(95)	(853)	(1,516)
Contract benefits	(663)	(511)	—	—	(415)	(345)	—	—
Contract terminations	(1,119)	(1,368)	(3,863)	(3,517)	(1,049)	(1,102)	(1,418)	(869)
Contract maintenance charges	(2)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(59)	2	(1)	1	(94)	(131)	1	1

Net increase (decrease) in net assets from contract transactions	(2,185)	443	(13,963)	13,430	(2,651)	(1,675)	(2,095)	(1,893)

Total increase (decrease) in net assets	(2,448)	1,928	(14,796)	20,360	(327)	1,550	595	1,398
Net Assets:
Beginning of period	18,270	16,342	92,809	72,449	26,872	25,322	28,373	26,975

End of period	$15,822	$18,270	$78,013	$92,809	$26,545	$26,872	$28,968	$28,373

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3,594	$4,169	$51	$22	$145	$83
Net realized gain (loss) on investments	32,113	29,799	267	166	572	317
Unrealized appreciation (depreciation)	54,524	10,751	727	940	768	1,349

Net increase (decrease) in net assets from operations	90,231	44,719	1,045	1,128	1,485	1,749

Contract Transactions:
Payments received from contract owners	4,497	3,612	—	—	66	27
Transfers between sub-accounts and the fixed account, net	13,166	(34,366)	(26)	(12)	382	(72)
Contract benefits	(1,210)	(806)	(82)	(79)	—	—
Contract terminations	(16,989)	(5,446)	(237)	(295)	(247)	(423)
Contract maintenance charges	(10)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(730)	(21)	(60)	(53)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	(1,276)	(37,036)	(406)	(440)	199	(469)

Total increase (decrease) in net assets	88,955	7,683	639	688	1,684	1,280
Net Assets:
Beginning of period	321,729	314,046	8,144	7,456	10,957	9,677

End of period	$410,684	$321,729	$8,783	$8,144	$12,641	$10,957

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,149)	$(693)	$(263)	$(12)	$17	$89	$1,447	$2,242
Net realized gain (loss) on investments	23,715	3,533	37,836	8,819	1,924	455	32,760	8,327
Unrealized appreciation (depreciation)	13,601	29,072	14,981	36,997	857	2,321	15,565	37,706

Net increase (decrease) in net assets from operations	36,167	31,912	52,554	45,804	2,798	2,865	49,772	48,275

Contract Transactions:
Payments received from contract owners	—	—	3,063	2,581	—	—	6,920	5,436
Transfers between sub-accounts and the fixed account, net	(1,840)	(3,274)	55	(7,682)	(50)	(445)	12,753	2,470
Contract benefits	(2,400)	(1,601)	(42)	—	(638)	(236)	—	—
Contract terminations	(3,609)	(3,053)	(6,524)	(8,391)	(182)	(313)	(9,910)	(10,780)
Contract maintenance charges	(22)	(20)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	10	(83)	1	1	(119)	(35)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(7,861)	(8,031)	(3,447)	(13,491)	(991)	(1,031)	9,762	(2,875)

Total increase (decrease) in net assets	28,306	23,881	49,107	32,313	1,807	1,834	59,534	45,400
Net Assets:
Beginning of period	139,235	115,354	193,861	161,548	16,423	14,589	277,385	231,985

End of period	$167,541	$139,235	$242,968	$193,861	$18,230	$16,423	$336,919	$277,385

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(8)	$(9)	$26	$(2)	$280	$185	$663	$422
Net realized gain (loss) on investments	309	9	2,018	435	1,415	903	2,171	1,013
Unrealized appreciation (depreciation)	148	442	1,185	2,832	2,179	(300)	3,576	(186)

Net increase (decrease) in net assets from operations	449	442	3,229	3,265	3,874	788	6,410	1,249

Contract Transactions:
Payments received from contract owners	—	—	72	180	—	—	306	214
Transfers between sub-accounts and the fixed account, net	(118)	(186)	(148)	719	(89)	(562)	1,403	(2,274)
Contract benefits	(12)	(9)	—	—	(392)	(371)	—	—
Contract terminations	(64)	(10)	(79)	(75)	(480)	(489)	(512)	(545)
Contract maintenance charges	(1)	—	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	2	(1)	(1)	(1)	32	(6)	(1)	2

Net increase (decrease) in net assets from contract transactions	(193)	(206)	(156)	823	(931)	(1,430)	1,196	(2,603)

Total increase (decrease) in net assets	256	236	3,073	4,088	2,943	(642)	7,606	(1,354)
Net Assets:
Beginning of period	1,902	1,666	13,703	9,615	15,803	16,445	25,277	26,631

End of period	$2,158	$1,902	$16,776	$13,703	$18,746	$15,803	$32,883	$25,277

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(246)	$(160)	$(177)	$(107)	$(60)	$(38)	$224	$173
Net realized gain (loss) on investments	5,760	2,310	25,015	11,479	5,046	(535)	11,281	(2,260)
Unrealized appreciation (depreciation)	(2,521)	8,496	(14,354)	22,806	1,155	3,839	1,324	7,610

Net increase (decrease) in net assets from operations	2,993	10,646	10,484	34,178	6,141	3,266	12,829	5,523

Contract Transactions:
Payments received from contract owners	—	—	3,718	2,689	—	—	722	647
Transfers between sub-accounts and the fixed account, net	69	2,059	(4,268)	13,449	64	(2,057)	306	(8,204)
Contract benefits	(981)	(470)	(79)	—	(419)	(326)	(18)	—
Contract terminations	(770)	(445)	(2,536)	(1,422)	(527)	(739)	(960)	(1,007)
Contract maintenance charges	(2)	(2)	—	—	(5)	(4)	—	—
Other transfers (to) from EFILI, net	173	87	1	—	(223)	(6)	1	—

Net increase (decrease) in net assets from contract transactions	(1,511)	1,229	(3,164)	14,716	(1,110)	(3,132)	51	(8,564)

Total increase (decrease) in net assets	1,482	11,875	7,320	48,894	5,031	134	12,880	(3,041)
Net Assets:
Beginning of period	27,853	15,978	96,747	47,853	25,462	25,328	50,660	53,701

End of period	$29,335	$27,853	$104,067	$96,747	$30,493	$25,462	$63,540	$50,660

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$42	$16	$275	$84	$19	$35	$211	$313
Net realized gain (loss) on investments	1,013	68	4,058	(52)	39	97	393	297
Unrealized appreciation (depreciation)	198	104	696	379	218	(327)	1,524	(1,378)

Net increase (decrease) in net assets from operations	1,253	188	5,029	411	276	(195)	2,128	(768)

Contract Transactions:
Payments received from contract owners	—	—	406	35	—	—	35	140
Transfers between sub-accounts and the fixed account, net	1,335	456	5,572	3,598	(197)	(1,273)	(844)	(3,600)
Contract benefits	(64)	(42)	—	—	(15)	(28)	(2)	—
Contract terminations	(85)	(57)	(369)	(29)	(42)	(86)	(169)	(188)
Contract maintenance charges	(1)	—	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	13	(24)	(1)	—	(2)	4	(1)	—

Net increase (decrease) in net assets from contract transactions	1,198	333	5,608	3,604	(256)	(1,384)	(981)	(3,648)

Total increase (decrease) in net assets	2,451	521	10,637	4,015	20	(1,579)	1,147	(4,416)
Net Assets:
Beginning of period	3,697	3,176	12,192	8,177	1,929	3,508	12,881	17,297

End of period	$6,148	$3,697	$22,829	$12,192	$1,949	$1,929	$14,028	$12,881

(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(287)	$(191)	$(184)	$(84)	$39	$23	$249	$97
Net realized gain (loss) on investments	8,502	3,543	25,539	11,690	69	(97)	615	(293)
Unrealized appreciation (depreciation)	55	9,258	3,106	31,211	552	(458)	1,771	(1,568)

Net increase (decrease) in net assets from operations	8,270	12,610	28,461	42,817	660	(532)	2,635	(1,764)

Contract Transactions:
Payments received from contract owners	—	—	1,505	1,848	—	—	147	39
Transfers between sub-accounts and the fixed account, net	(2,226)	747	(2,854)	6,825	630	(35)	7,360	109
Contract benefits	(1,024)	(528)	(13)	—	(20)	(12)	(2)	—
Contract terminations	(512)	(247)	(1,091)	(1,349)	(79)	(34)	(109)	(11)
Contract maintenance charges	(5)	(3)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	260	78	(1)	1	1	(1)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(3,507)	47	(2,454)	7,325	532	(82)	7,395	136

Total increase (decrease) in net assets	4,763	12,657	26,007	50,142	1,192	(614)	10,030	(1,628)
Net Assets:
Beginning of period	35,656	22,999	110,892	60,750	1,192	1,806	3,982	5,610

End of period	$40,419	$35,656	$136,899	$110,892	$2,384	$1,192	$14,012	$3,982

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(120)	$(40)	$(74)	$194	$24	$17	$350	$235
Net realized gain (loss) on investments	1,828	1,739	9,286	5,735	179	20	1,616	32
Unrealized appreciation (depreciation)	(69)	1,167	(1,160)	5,721	217	(72)	2,671	(1,433)

Net increase (decrease) in net assets from operations	1,639	2,866	8,052	11,650	420	(35)	4,637	(1,166)

Contract Transactions:
Payments received from contract owners	—	—	1,383	465	—	—	149	78
Transfers between sub-accounts and the fixed account, net	(258)	5	(1,540)	2,215	149	(151)	7,403	(1,407)
Contract benefits	(242)	(217)	(10)	—	(22)	(16)	—	—
Contract terminations	(558)	(566)	(1,104)	(1,245)	(29)	(16)	(184)	(273)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	47	20	2	—	4	(4)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(1,013)	(760)	(1,269)	1,435	102	(187)	7,367	(1,603)

Total increase (decrease) in net assets	626	2,106	6,783	13,085	522	(222)	12,004	(2,769)
Net Assets:
Beginning of period	15,973	13,867	70,414	57,329	1,304	1,526	12,902	15,671

End of period	$16,599	$15,973	$77,197	$70,414	$1,826	$1,304	$24,906	$12,902

(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(17)	$(5)	$(25)	$42	$(25)	$(16)	$(41)	$(15)
Net realized gain (loss) on investments	320	53	2,522	402	365	216	3,012	879
Unrealized appreciation (depreciation)	(5)	100	(79)	647	158	439	1,387	4,109

Net increase (decrease) in net assets from operations	298	148	2,418	1,091	498	639	4,358	4,973

Contract Transactions:
Payments received from contract owners	—	—	552	241	—	—	1,148	309
Transfers between sub-accounts and the fixed account, net	(206)	(232)	145	(1,472)	132	(447)	661	906
Contract benefits	(6)	(9)	—	—	(50)	(37)	(16)	—
Contract terminations	(53)	(84)	(155)	(169)	(18)	(125)	(152)	(94)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	4	—	—	26	19	2	—

Net increase (decrease) in net assets from contract transactions	(265)	(321)	542	(1,400)	90	(590)	1,643	1,121

Total increase (decrease) in net assets	33	(173)	2,960	(309)	588	49	6,001	6,094
Net Assets:
Beginning of period	2,066	2,239	14,282	14,591	2,583	2,534	22,275	16,181

End of period	$2,099	$2,066	$17,242	$14,282	$3,171	$2,583	$28,276	$22,275

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$10	$32	$196	$265	$94	$123	$1,613	$1,909
Net realized gain (loss) on investments	26	26	505	56	96	42	1,266	(110)
Unrealized appreciation (depreciation)	902	(291)	5,258	(1,822)	(39)	159	(581)	2,054

Net increase (decrease) in net assets from operations	938	(233)	5,959	(1,501)	151	324	2,298	3,853

Contract Transactions:
Payments received from contract owners	—	—	138	340	—	—	1,126	963
Transfers between sub-accounts and the fixed account, net	329	(113)	4,283	(2,034)	(85)	(187)	899	(10,195)
Contract benefits	(25)	(24)	(2)	—	(93)	(99)	(38)	—
Contract terminations	(158)	(81)	(138)	(287)	(53)	(202)	(2,241)	(2,903)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	4	3	—	—	4	15	—	1

Net increase (decrease) in net assets from contract transactions	149	(216)	4,281	(1,981)	(228)	(474)	(254)	(12,134)

Total increase (decrease) in net assets	1,087	(449)	10,240	(3,482)	(77)	(150)	2,044	(8,281)
Net Assets:
Beginning of period	2,470	2,919	13,974	17,456	5,343	5,493	65,259	73,540

End of period	$3,557	$2,470	$24,214	$13,974	$5,266	$5,343	$67,303	$65,259

(In thousands)					Subaccounts Investing In:
					VIP – International Capital Appreciation		VIP – International Capital Appreciation Investor Class
					12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)					$(21)	$(11)	$(59)	$31
Net realized gain (loss) on investments					302	183	4,788	2,600
Unrealized appreciation (depreciation)					(3)	280	(444)	3,405

Net increase (decrease) in net assets from operations					278	452	4,285	6,036

Contract Transactions:
Payments received from contract owners					—	—	376	606
Transfers between sub-accounts and the fixed account, net					(91)	106	868	973
Contract benefits					(63)	(56)	(33)	—
Contract terminations					(71)	(76)	(1,134)	(905)
Contract maintenance charges					—	—	—	—
Other transfers (to) from EFILI, net					6	3	1	2

Net increase (decrease) in net assets from contract transactions					(219)	(23)	78	676

Total increase (decrease) in net assets					59	429	4,363	6,712
Net Assets:
Beginning of period					2,683	2,254	36,305	29,593

End of period					$2,742	$2,683	$40,668	$36,305

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Value
	VIP – Value		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$19	$11	$323	$153
Net realized gain (loss) on investments	437	(4)	3,542	(193)
Unrealized appreciation (depreciation)	79	8	1,159	53

Net increase (decrease) in net assets from operations	535	15	5,024	13

Contract Transactions:
Payments received from contract owners	—	—	1,097	113
Transfers between sub-accounts and the fixed account, net	171	(208)	2,741	(1,317)
Contract benefits	(47)	(46)	(30)	—
Contract terminations	(165)	(86)	(368)	(158)
Contract maintenance charges	(1)	(1)	—	0
Other transfers (to) from EFILI, net	7	(4)	—	(1)

Net increase (decrease) in net assets from contract transactions	(35)	(345)	3,440	(1,363)

Total increase (decrease) in net assets	500	(330)	8,464	(1,350)
Net Assets
Beginning of period	1,929	2,259	15,689	17,039

End of period	$2,429	$1,929	$24,153	$15,689

(In thousands)	Subaccounts Investing In:
	VIP –		VIP – Investor Freedom Income
	Freedom Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3	$3	$44	$54
Net realized gain (loss) on investments	24	66	292	246
Unrealized appreciation (depreciation)	(1)	27	(201)	125

Net increase (decrease) in net assets from operations	26	96	135	425

Contract Transactions:
Payments received from contract owners	—	—	81	618
Transfers between sub-accounts and the fixed account, net	123	5	199	(556)
Contract benefits	—	(100)	—	—
Contract terminations	(20)	(127)	(109)	(230)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(2)	(1)

Net increase (decrease) in net assets from contract transactions	103	(222)	169	(169)

Total increase (decrease) in net assets	129	(126)	304	256
Net Assets:
Beginning of period	923	1,049	5,013	4,757

End of period	$1,052	$923	$5,317	$5,013

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3	$5	$22	$26	$2	$6	$49	$57
Net realized gain (loss) on investments	29	27	215	114	65	67	226	226
Unrealized appreciation (depreciation)	(1)	58	(55)	52	(11)	54	43	302

Net increase (decrease) in net assets from operations	31	90	182	192	56	127	318	585

Contract Transactions:
Payments received from contract owners	—	—	4	—	—	—	10	212
Transfers between sub-accounts and the fixed account, net	(3)	25	166	(1,028)	3	(44)	433	(281)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(17)	(50)	(106)	(344)	(168)	(7)	(38)	(176)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	1	—	(1)	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	(20)	(26)	65	(1,372)	(166)	(52)	405	(246)

Total increase (decrease) in net assets	11	64	247	(1,180)	(110)	75	723	339
Net Assets:
Beginning of period	977	913	2,532	3,712	1,154	1,079	5,550	5,211

End of period	$988	$977	$2,779	$2,532	$1,044	$1,154	$6,273	$5,550

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$4	$6	$82	$91	$9	$11	$171	$219
Net realized gain (loss) on investments	69	58	1,180	450	218	189	2,519	2,147
Unrealized appreciation (depreciation)	13	77	(502)	563	(14)	126	(642)	880

Net increase (decrease) in net assets from operations	86	141	760	1,104	213	326	2,048	3,246

Contract Transactions:
Payments received from contract owners	—	—	201	544	—	—	325	547
Transfers between sub-accounts and the fixed account, net	10	(28)	(316)	(308)	236	5	(3,409)	(4,162)
Contract benefits	—	—	(160)	—	—	—	—	—
Contract terminations	(108)	(16)	(177)	(188)	(263)	(354)	(1,042)	(2,018)
Contract maintenance charges	(1)	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(1)	—	—	1	—	—	—	1

Net increase (decrease) in net assets from contract transactions	(100)	(44)	(452)	49	(28)	(350)	(4,126)	(5,632)

Total increase (decrease) in net assets	(14)	97	308	1,153	185	(24)	(2,078)	(2,386)
Net Assets:
Beginning of period	1,281	1,184	9,329	8,176	2,606	2,630	23,227	25,613

End of period	$1,267	$1,281	$9,637	$9,329	$2,791	$2,606	$21,149	$23,227

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$7	$8	$232	$197	$5	$4	$194	$166
Net realized gain (loss) on investments	170	106	2,308	1,132	75	104	1,462	1,247
Unrealized appreciation (depreciation)	50	155	(321)	1,579	71	—	853	1,220

Net increase (decrease) in net assets from operations	227	269	2,219	2,908	151	108	2,509	2,633

Contract Transactions:
Payments received from contract owners	—	—	1,086	266	—	—	800	308
Transfers between sub-accounts and the fixed account, net	8	(186)	4,414	135	122	(254)	858	1,333
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(6)	(4)	(2,166)	(209)	(11)	(299)	(97)	(1,080)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	3	(1)	(2)	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	1	(190)	3,337	191	109	(554)	1,561	560

Total increase (decrease) in net assets	228	79	5,556	3,099	260	(446)	4,070	3,193
Net Assets:
Beginning of period	2,185	2,106	21,612	18,513	1,304	1,750	20,180	16,987

End of period	$2,413	$2,185	$27,168	$21,612	$1,564	$1,304	$24,250	$20,180

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$7	$12	$4	$8	$13	$15	$(7)	$(1)	$46	$106
Net realized gain (loss) on investments	59	60	61	54	158	130	163	(119)	2,616	(690)
Unrealized appreciation
(depreciation)	(24)	75	(6)	58	65	191	114	214	2,195	3,310

Net increase (decrease) in net assets from operations	42	147	59	120	236	336	270	94	4,857	2,726

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	806	221
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	154	(257)	1,030	(2,337)
Contract benefits	(142)	(141)	(97)	(88)	(171)	(148)	(26)	(6)	(11)	—
Contract terminations	—	—	—	—	—	—	(121)	(26)	(392)	(267)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	8	22	18	17	14	(5)	3	(4)	—

Net increase (decrease) in net assets from contract transactions	(125)	(133)	(75)	(70)	(154)	(134)	2	(286)	1,429	(2,383)

Total increase (decrease) in net assets	(83)	14	(16)	50	82	202	272	(192)	6,286	343
Net Assets:
Beginning of period	1,607	1,593	1,104	1,054	2,647	2,445	1,354	1,546	22,784	22,441

End of period	$1,524	$1,607	$1,088	$1,104	$2,729	$2,647	$1,626	$1,354	$29,070	$22,784

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$583	$570	$1,511	$1,248	$1,095	$738	$1,129	$741
Net realized gain (loss) on investments	904	459	6,091	4,087	7,021	5,324	5,418	4,238
Unrealized appreciation (depreciation)	945	3,500	8,153	13,120	13,964	17,068	11,551	11,009

Net increase (decrease) in net assets from operations	2,432	4,529	15,755	18,455	22,080	23,130	18,098	15,988

Contract Transactions:
Payments received from contract owners	1,757	2,574	3,477	1,186	2,630	2,943	3,663	4,722
Transfers between sub-accounts and the fixed account, net	8,803	(2,205)	8,972	3,326	11,832	3,035	9,398	(4,695)
Contract benefits	(234)	(194)	(785)	(741)	(767)	(624)	(349)	(372)
Contract terminations	(3,822)	(5,548)	(5,204)	(4,604)	(8,442)	(7,703)	(2,046)	(2,924)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(33)	23	(2)	(172)	22	66	85	(90)

Net increase (decrease) in net assets from contract transactions	6,470	(5,351)	6,455	(1,008)	5,274	(2,284)	10,751	(3,359)

Total increase (decrease) in net assets	8,902	(822)	22,210	17,447	27,354	20,846	28,849	12,629
Net Assets:
Beginning of period	66,914	67,736	158,401	140,954	187,611	166,765	122,970	110,341

End of period	$75,816	$66,914	$180,611	$158,401	$214,965	$187,611	$151,819	$122,970

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$490	$304	$11	$11	$298	$278	$—	$—
Net realized gain (loss) on investments	4,182	2,110	74	36	1,351	736	69	(31)
Unrealized appreciation (depreciation)	5,725	6,360	46	57	684	805	195	121

Net increase (decrease) in net assets from operations	10,397	8,774	131	104	2,333	1,819	264	90

Contract Transactions:
Payments received from contract owners	1,847	949	—	—	53	132	—	—
Transfers between sub-accounts and the fixed account, net	(2,207)	2,904	(208)	(95)	(1,706)	(2,547)	546	(38)
Contract benefits	(154)	(125)	(27)	(29)	—	—	(32)	(4)
Contract terminations	(2,226)	(160)	(6)	(3)	(195)	(236)	(30)	(11)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	17	8	12	—	1	4	—

Net increase (decrease) in net assets from contract transactions	(2,723)	3,585	(233)	(115)	(1,848)	(2,650)	488	(53)

Total increase (decrease) in net assets	7,674	12,359	(102)	(11)	485	(831)	752	37
Net Assets:
Beginning of period	60,065	47,706	1,142	1,153	18,217	19,048	603	566

End of period	$67,739	$60,065	$1,040	$1,142	$18,702	$18,217	$1,355	$603

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$31	$15	$(17)	$(9)	$(19)	$(12)	$10	$1
Net realized gain (loss) on investments	873	(430)	224	25	1,774	622	170	(414)
Unrealized appreciation (depreciation)	771	813	8	335	(265)	1,631	(248)	(6)

Net increase (decrease) in net assets from operations	1,675	398	215	351	1,490	2,241	(68)	(419)

Contract Transactions:
Payments received from contract owners	231	1	—	—	145	861	—	—
Transfers between sub-accounts and the fixed account, net	1,801	323	574	47	686	975	126	(2,045)
Contract benefits	—	—	(5)	(3)	—	—	(3)	(55)
Contract terminations	(141)	(23)	(36)	(1)	(48)	(55)	(123)	(7)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(7)	(1)	(1)	1	(1)	(4)

Net increase (decrease) in net assets from contract transactions	1,891	300	526	42	782	1,782	(1)	(2,111)

Total increase (decrease) in net assets	3,566	698	741	393	2,272	4,023	(69)	(2,530)
Net Assets:
Beginning of period	3,786	3,088	1,455	1,062	9,422	5,399	771	3,301

End of period	$7,352	$3,786	$2,196	$1,455	$11,694	$9,422	$702	$771

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$315	$90	$20	$33	$561	$888	$208	$211	$264	$159
Net realized gain (loss) on investments	3,673	1,233	4	(6)	47	(2,192)	141	1,465	2,390	458
Unrealized appreciation (depreciation)	(4,488)	1,690	17	(4)	294	(77)	(1,041)	(35)	2,872	1,702

Net increase (decrease) in net assets from operations	(500)	3,013	41	23	902	(1,381)	692	1,641	5,526	2,319

Contract Transactions:
Payments received from contract owners	1,222	45	—	—	939	337	1,394	1,720	600	597
Transfers between sub-accounts and the fixed account, net	(4,705)	3,866	260	193	7,952	(13,595)	(3,401)	12,024	15,111	956
Contract benefits	—	—	(27)	(23)	(26)	—	(36)	(34)	(37)	(9)
Contract terminations	(199)	(102)	—	(2)	(572)	(804)	(228)	(1,278)	(2,867)	(74)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	4	9	6	(1)	2	(8)	5	6	6

Net increase (decrease) in net assets from contract transactions	(3,681)	3,813	242	174	8,292	(14,060)	(2,263)	12,437	12,813	1,476

Total increase (decrease) in net assets	(4,181)	6,826	283	197	9,194	(15,441)	(2,955)	14,078	18,339	3,795
Net Assets:
Beginning of period	19,376	12,550	870	673	16,515	31,956	26,880	15,757	15,703	11,908

End of period	$15,195	$19,376	$1,153	$870	$25,709	$16,515	$26,880	$29,835	$34,042	$15,703

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$71	$44	$363	$143	$38	$53	$511	$432
Net realized gain (loss) on investments	1,493	48	647	140	53	(230)	(77)	(470)
Unrealized appreciation (depreciation)	(348)	410	(137)	816	123	941	(676)	347

Net increase (decrease) in net assets from operations	1,216	502	873	1,099	214	764	(242)	309

Contract Transactions:
Payments received from contract owners	117	28	716	765	190	227	224	184
Transfers between sub-accounts and the fixed account, net	1,039	(868)	2,111	1,503	(914)	70	(31)	(1,879)
Contract benefits	(5)	(3)	(23)	(4)	(73)	(24)	(27)	(13)
Contract terminations	(220)	(35)	(120)	(391)	(97)	(195)	(198)	(356)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	2	1	(8)	(9)	2	(7)

Net increase (decrease) in net assets from contract transactions	931	(878)	2,686	1,874	(902)	69	(30)	(2,071)

Total increase (decrease) in net assets	2,147	(376)	3,559	2,973	(688)	833	(272)	(1,762)
Net Assets:
Beginning of period	5,105	5,481	11,805	8,832	7,474	6,641	10,694	12,456

End of period	$7,252	$5,105	$15,364	$11,805	$6,786	$7,474	$10,422	$10,694

(In thousands)			Subaccounts Investing In:
			VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity		Allspring – VT Discovery
			12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)			$78	$51	$47	$54	$(44)	$(34)
Net realized gain (loss) on investments			158	265	1,179	214	564	435
Unrealized appreciation (depreciation)			147	128	(363)	213	(832)	1,787

Net increase (decrease) in net assets from operations			383	444	863	481	(312)	2,188

Contract Transactions:
Payments received from contract owners			11	2	3	—	—	—
Transfers between sub-accounts and the fixed account, net			(386)	(186)	(84)	(905)	(43)	(306)
Contract benefits			(20)	(15)	(19)	(19)	(303)	(47)
Contract terminations			(58)	(69)	(70)	(357)	(24)	(105)
Contract maintenance charges			—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net			(16)	(5)	(6)	1	(138)	(3)

Net increase (decrease) in net assets from contract transactions			(469)	(273)	(176)	(1,280)	(510)	(463)

Total increase (decrease) in net asset			(86)	171	687	(799)	(822)	1,725
Net Assets:
Beginning of period			4,758	4,587	5,450	6,249	5,599	3,874

End of period			$4,672	$4,758	$6,137	$5,450	$4,777	$5,599

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(11)	$(5)	$146	$174
Net realized gain (loss) on investments	92	106	12	(507)
Unrealized appreciation (depreciation)	233	126	255	(54)

Net increase (decrease) in net assets from operations	314	227	413	(387)

Contract Transactions:
Payments received from contract owners	—	—	13	6
Transfers between sub-accounts and the fixed account, net	—	(146)	(92)	(904)
Contract benefits	(32)	(24)	(6)	(5)
Contract terminations	(65)	(60)	(108)	(51)
Contract maintenance charges	(1)	—	—	—
Other transfers (to) from EFILI, net	14	(3)	—	(4)

Net increase (decrease) in net assets from contract transactions	(84)	(233)	(193)	(958)

Total increase (decrease) in net assets	230	(6)	220	(1,345)
Net Assets:
Beginning of period	1,355	1,361	7,547	8,892

End of period	$1,585	$1,355	$7,767	$7,547

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$159	$102	$125	$396	$981	$222	$843	$1,017
Net realized gain (loss) on investments	141	(57)	(59)	37	46	42	2,097	763
Unrealized appreciation (depreciation)	457	(40)	(534)	685	59	1,662	(3,737)	2,405

Net increase (decrease) in net assets from operations	757	5	(468)	1,118	1,086	1,926	(797)	4,185

Contract Transactions:
Payments received from contract owners	152	115	210	844	97	513	118	1,953
Transfers between sub-accounts and the fixed account, net	2,332	(441)	(4,927)	6,690	2,381	(318)	(3,092)	2,631
Contract benefits	—	—	(73)	(8)	(17)	(3)	(17)	(6)
Contract terminations	(19)	(31)	(677)	(1,590)	(609)	(486)	(1,556)	(3,609)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	(2)	1	(5)	1	1	—	1	3

Net increase (decrease) in net assets from contract transactions	2,463	(356)	(5,473)	5,936	1,853	(294)	(4,546)	972

Total increase (decrease) in net assets	3,220	(351)	(5,941)	7,054	2,939	1,632	(5,343)	5,157
Net Assets:
Beginning of period	1,538	1,889	44,368	37,314	19,703	18,071	54,795	49,638

End of period	$4,758	$1,538	$38,427	$44,368	$22,642	$19,703	$49,452	$54,795

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov’t Securities
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$217	$293	$(13)	$673	$173	$235
Net realized gain (loss) on investments	5,664	1,589	(325)	(530)	(7)	(1)
Unrealized appreciation (depreciation)	(3,698)	3,773	(33)	(710)	(336)	(36)

Net increase (decrease) in net assets from operations	2,183	5,655	(371)	(567)	(170)	198

Contract Transactions:
Payments received from contract owners	305	162	70	1	111	167
Transfers between sub-accounts and the fixed account, net	1,520	(1,568)	(1,292)	(2,489)	(550)	3,335
Contract benefits	(1)	(1)	—	—	—	—
Contract terminations	(366)	(627)	(54)	(124)	(167)	(125)
Contract maintenance charges	(1)	—	—	—	—	—
Other transfers (to) from EFILI, net	2	(2)	1	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	1,459	(2,036)	(1,275)	(2,613)	(606)	3,376

Total increase (decrease) in net assets	3,642	3,619	(1,646)	(3,180)	(776)	3,574
Net Assets:
Beginning of period	34,324	30,705	7,747	10,927	8,451	4,877

End of period	$37,966	$34,324	$6,101	$7,747	$7,675	$8,451

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

As of December 31, 2021, the net assets and units of Retirement Reserve contracts that have annuitized were $26,403,000 and 307,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2021 or 2020. The Account had no Level 3 activity during 2021 and 2020.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2021 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2021:

	Purchases (000s)	Sales (000s)
VIP - Govt Money Market	$9,779	$12,447
VIP - Govt Money Market Investor Class	117,598	141,120
VIP - High Income	684	938
VIP - High Income Investor Class	10,124	8,773
VIP - Equity-Income	7,092	4,416
VIP - Equity-Income Investor Class	22,501	10,137
VIP - Growth	18,099	5,940
VIP - Growth Investor Class	34,671	19,963
VIP - Overseas	926	522
VIP - Overseas Investor Class	8,302	4,816
VIP - Investment Grade Bond	1,983	3,504
VIP - Invest Grade Bond Investor Class	12,820	23,087
VIP - Asset Manager	662	2,959
VIP - Asset Manager Investor Class	2,992	4,537
VIP - Index 500	66,559	61,621
VIP - Asset Mngr Growth	272	504
VIP - Asset Mngr Growth Investor Class	2,432	1,915
VIP - Contrafund	20,268	10,110
VIP - Contrafund Investor Class	52,716	28,939
VIP - Balanced	2,279	2,015
VIP - Balanced Investor Class	67,097	33,545
VIP - Dynamic Capital Appreciation	404	414
VIP - Dynamic Capital Appreciation Investor Class	3,553	2,342
VIP - Growth & Income	2,132	1,981
VIP - Growth & Income Investor Class	7,771	4,589

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth Opportunities	$6,505	$5,564
VIP - Growth Opportunities Investor Class	40,650	34,429
VIP - Mid Cap	5,448	2,049
VIP - Mid Cap Investor Class	18,320	8,480
VIP - Value Strategies	4,694	2,958
VIP - Value Strategies Investor Class	19,534	11,826
VIP - Utilities	199	436
VIP - Utilities Investor Class	3,552	4,322
VIP - Technology	10,125	10,133
VIP - Technology Investor Class	39,496	29,484
VIP - Energy	1,973	1,401
VIP - Energy Investor Class	14,990	7,346
VIP - Health Care	2,896	2,906
VIP - Heath Care Investor Class	20,502	16,820
VIP - Financial Services	1,853	1,692
VIP - Financial Services Investor Class	15,496	7,380
VIP - Industrials	539	527
VIP - Industrials Investor Class	8,384	5,612
VIP - Consumer Discretionary	754	567
VIP - Consumer Discretionary Investor Class	7,989	5,349
VIP - Real Estate	578	401
VIP - Real Estate Investor Class	8,078	3,475
VIP - Strategic Income	435	487
VIP - Strategic Income Investor Class	12,282	9,880
VIP - Int’l Capital Appreciation	319	403
VIP - Int’l Capital Appreciation Investor Class	9,405	7,088
VIP - Value Leaders Investor Class	—	—
VIP - Value	1,322	1,088
VIP - Value Investor Class	11,673	5,413
VIP - Freedom Income	154	28
VIP - Freedom Income Investor Class	2,286	1,946
VIP - Freedom 2005	36	28
VIP - Freedom 2005 Investor Class	3,230	3,061
VIP - Freedom 2010	52	177
VIP - Freedom 2010 Investor Class	877	238
VIP - Freedom 2015	77	119
VIP - Freedom 2015 Investor Class	4,207	4,173
VIP - Freedom 2020	597	474
VIP - Freedom 2020 Investor Class	7,794	10,660
VIP - Freedom 2025	428	337
VIP - Freedom 2025 Investor Class	10,253	5,710
VIP - Freedom 2030	248	75
VIP - Freedom 2030 Investor Class	5,308	2,635
VIP - Freedom Life Income I	81	152
VIP - Freedom Life Income II	77	103
VIP - Freedom Life Income III	165	187
VIP - Disciplined Small Cap	645	615
VIP - Disciplined Small Cap Investor Class	11,592	9,615
VIP - FundsManager 20%	17,979	10,757
VIP - FundsManager 50%	28,598	17,845
VIP - FundsManager 60%	28,766	19,157
VIP - FundsManager 70%	29,302	15,625
VIP - FundsManager 85%	9,545	10,184
VIP - Consumer Staples	185	360
VIP - Cons Staples Investor Class	4,725	5,437
VIP - Materials	1,076	588
VIP - Materials Investor Class	9,401	7,479

54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Telecom	$1,088	$495
VIP - Telecom Investor Class	5,272	4,050
VIP - Emerging Markets	905	801
VIP - Emerging Markets Investor Class	10,844	12,197
VIP - Floating Rate High Income	322	60
VIP - Floating Rate High Income Investor Class	11,689	2,835
VIP - Bond Index	8,849	10,905
VIP - Total Market Index	19,913	6,641
VIP - Extended Market Index	5,702	4,328
VIP - International Index	6,134	3,038
VIF - Emerging Market Equity	1,362	2,227
VIF - Emerging Market Debt	2,179	1,698
VIF - Global Strategist—Class II	421	646
Invesco - V.I. Global Core Equity	1,643	779
Allspring - VT Discovery	405	553
Allspring - VT Opportunity	86	109
Lazard - Retire Emerging Markets	1,147	1,194
PVIT - Commodity Real Return	4,331	1,708
PVIT - Low Duration	5,601	10,950
PVIT - Real Return	5,461	2,627
PVIT - Total Return	7,127	8,609
BlackRock - Global Allocation V.I. Fund	9,741	2,811
FT - Templeton Global Bond	472	1,760
FT - Franklin U.S. Gov’t Securities	2,642	3,074

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2021:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	20,038	$20,038	$1.00
VIP - Government Money Market Investor Class	153,040	153,040	1.00
VIP - High Income	1,063	13,025	5.25
VIP - High Income Investor Class	7,025	41,975	5.22
VIP - Equity Income	1,865	47,784	26.15
VIP - Equity Income Investor Class	2,285	57,631	25.96
VIP - Growth	848	60,577	102.43
VIP - Growth Investor Class	748	67,120	101.66
VIP - Overseas	335	8,669	29.28
VIP - Overseas Investor Class	904	22,777	29.16
VIP - Investment Grade Bond	1,185	16,301	13.35
VIP - Investment Grade Bond Investor Class	5,870	79,727	13.29
VIP - Asset Manager	1,448	24,893	18.33
VIP - Asset Manager Investor Class	1,593	26,500	18.19
VIP - Index 500	877	266,344	468.27
VIP - Asset Manager: Growth	360	6,501	24.38
VIP - Asset Manager Growth Investor Class	522	10,511	24.21
VIP - Contrafund	3,082	109,299	54.35
VIP - Contrafund Investor Class	4,506	179,908	53.92
VIP - Balanced	720	13,364	25.29
VIP - Balanced Investor Class	13,455	257,142	25.04
VIP - Dynamic Capital Appreciation	110	1,626	19.62
VIP - Dynamic Capital Appreciation Investor Class	858	12,930	19.56
VIP - Growth & Income	715	14,424	26.22
VIP - Growth & Income Investor Class	1,261	28,347	26.07
VIP - Growth Opportunities	370	19,736	79.25

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities Investor Class	1,324	$87,845	$78.58
VIP - Mid Cap	740	27,004	41.17
VIP - Mid Cap Investor Class	1,556	59,002	40.83
VIP - Value Strategies	375	6,126	16.40
VIP - Value Strategies Investor Class	1,405	22,629	16.25
VIP - Utilities	94	1,687	20.80
VIP - Utilities Investor Class	680	12,431	20.64
VIP - Technology	1,133	27,482	35.65
VIP - Technology Investor Class	3,908	97,190	35.03
VIP - Energy	151	3,808	15.77
VIP - Energy Investor Class	891	17,268	15.73
VIP - Health Care	414	13,661	40.05
VIP - Heath Care Investor Class	1,947	65,398	39.64
VIP - Financial Services	115	1,746	15.82
VIP - Financial Services Investor Class	1,583	23,080	15.73
VIP - Industrials	90	2,025	23.44
VIP - Industrials Investor Class	743	17,035	23.22
VIP - Consumer Discretionary	81	2,219	39.33
VIP - Consumer Discretionary Investor Class	722	21,202	39.17
VIP - Real Estate	149	3,670	23.81
VIP - Real Estate Investor Class	1,023	21,996	23.66
VIP - Strategic Income	448	5,312	11.74
VIP - Strategic Income Investor Class	5,752	68,379	11.70
VIP - International Capital Appreciation	112	2,071	24.37
VIP - International Capital Appreciation Investor Class	1,684	32,740	24.15
VIP - Value	133	2,335	18.28
VIP - Value Investor Class	1,325	22,843	18.23
VIP - Freedom Income	82	963	12.76
VIP - Investor Freedom Income Investor Class	421	5,243	12.62
VIP - Freedom 2005	72	888	13.67
VIP - Investor Freedom 2005 Investor Class	214	2,605	12.96
VIP - Freedom 2010	72	948	14.45
VIP - Investor Freedom 2010 Investor Class	450	5,522	13.93
VIP - Freedom 2015	88	1,141	14.42
VIP - Investor Freedom 2015 Investor Class	687	8,854	14.02
VIP - Freedom 2020	181	2,483	15.42
VIP - Investor Freedom 2020 Investor Class	1,426	18,745	14.83
VIP - Freedom 2025	135	2,000	17.82
VIP - Investor Freedom 2025 Investor Class	1,642	24,121	16.55
VIP - Freedom 2030	87	1,311	17.93
VIP - Investor Freedom 2030 Investor Class	1,450	20,547	16.73
VIP - Freedom Lifetime Income I	127	1,454	12.01
VIP - Freedom Lifetime Income II	78	946	13.96
VIP - Freedom Lifetime Income III	178	2,209	15.29
VIP - Disciplined Small Cap	80	1,434	20.38
VIP - Disciplined Small Cap Investor Class	1,433	25,450	20.28
VIP - FundsManager 20% Investor Class	6,230	72,203	12.17
VIP - FundsManager 50% Investor Class	12,454	158,153	14.50
VIP - FundsManager 60% Investor Class	17,335	193,744	12.40
VIP - FundsManager 70% Investor Class	9,769	128,576	15.54
VIP - FundsManager 85% Investor Class	4,295	56,459	15.77
VIP - Consumer Staples	49	947	21.13
VIP - Consumer Staples Investor Class	890	17,172	21.02
VIP - Materials	72	1,211	18.76
VIP - Materials Investor Class	392	6,789	18.76
VIP - Communication Services	114	1,842	19.25
VIP - Communication Services Investor Class	613	10,136	19.08

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets	56	$849	$12.58
VIP - Emerging Markets Investor Class	1,214	17,500	12.52
VIP - Floating Rate High Income	116	1,155	9.90
VIP - Floating Rate High Income Investor Class	2,600	26,224	9.89
VIP - Bond Index	2,439	27,527	11.02
VIP - Total Market Index	1,956	28,275	17.40
VIP - Extended Market Index	511	6,952	14.19
VIP - International Index	1,342	14,177	11.45
VIF - Emerging Markets Equity	375	8,175	18.11
VIF - Emerging Markets Debt	1,448	13,148	7.20
VIF - Global Strategist - Class II	414	4,978	11.30
Invesco - V.I. Global Core Equity	551	5,824	11.13
Allspring - VT Discovery	112	3,748	42.74
Allspring - VT Opportunity	45	1,286	35.14
Lazard - Retirement Emerging Markets	359	9,049	21.64
PVIT - Commodity Real Return	615	5,859	7.74
PVIT - Low Duration	3,756	40,095	10.23
PVIT - Real Return Portfolio	1,618	23,396	13.99
PVIT - Total Return Portfolio	4,596	53,095	10.76
Blackrock - Global Allocation V.I.	2,144	38,721	17.71
FTVIP - Templeton Global Bond	465	9,238	13.13
FTVIP - Franklin U.S. Gov’t Securities	663	8,412	11.57

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market
Units Issued	616	1,572	—	6
Units Redeemed	(732)	(1,462)	(2)	(10)

Net Increase (Decrease)	(116)	110	(2)	(4)

VIP - High Income
Units Issued	6	5	—	—
Units Redeemed	(13)	(19)	(2)	(3)

Net Increase (Decrease)	(7)	(14)	(2)	(3)

VIP - Equity-Income
Units Issued	9	11	—	—
Units Redeemed	(23)	(37)	(6)	(4)

Net Increase (Decrease)	(14)	(26)	(6)	(4)

VIP - Growth
Units Issued	5	15	—	1
Units Redeemed	(15)	(33)	(5)	(4)

Net Increase (Decrease)	(10)	(18)	(5)	(3)

VIP - Overseas
Units Issued	2	3	—	—
Units Redeemed	(6)	(16)	(1)	(2)

Net Increase (Decrease)	(4)	(13)	(1)	(2)

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Investment Grade Bond
Units Issued	26	127	—	—
Units Redeemed	(64)	(111)	(7)	(6)

Net Increase (Decrease)	(38)	16	(7)	(6)

VIP - Asset Manager
Units Issued	3	7	—	—
Units Redeemed	(34)	(30)	(2)	(3)

Net Increase (Decrease)	(31)	(23)	(2)	(3)

VIP - Index 500
Units Issued	25	102	1	—
Units Redeemed	(60)	(171)	(13)	(10)

Net Increase (Decrease)	(35)	(69)	(12)	(10)

VIP - Asset Manager: Growth
Units Issued	—	2	—	—
Units Redeemed	(5)	(9)	(1)	(3)

Net Increase (Decrease)	(5)	(7)	(1)	(3)

VIP - Contrafund
Units Issued	8	22	1	3
Units Redeemed	(47)	(80)	(8)	(12)

Net Increase (Decrease)	(39)	(58)	(7)	(9)

VIP - Balanced
Units Issued	19	23	—	—
Units Redeemed	(29)	(44)	(6)	(4)

Net Increase (Decrease)	(10)	(21)	(6)	(4)

VIP - Dynamic Capital Appreciation
Units Issued	4	4	—	—
Units Redeemed	(6)	(10)	(1)	(1)

Net Increase (Decrease)	(2)	(6)	(1)	(1)

VIP - Growth & Income
Units Issued	13	8	3	1
Units Redeemed	(25)	(39)	(8)	(6)

Net Increase (Decrease)	(12)	(31)	(5)	(5)

VIP - Growth Opportunities
Units Issued	43	77	4	3
Units Redeemed	(58)	(61)	(4)	(6)

Net Increase (Decrease)	(15)	16	—	(3)

VIP - Mid Cap
Units Issued	11	13	1	—
Units Redeemed	(19)	(76)	(10)	(9)

Net Increase (Decrease)	(8)	(63)	(9)	(9)

VIP - Value Strategies
Units Issued	100	26	1	3
Units Redeemed	(70)	(19)	(4)	(2)

Net Increase (Decrease)	30	7	(3)	1

VIP - Utilities
Units Issued	4	12	—	—
Units Redeemed	(12)	(50)	—	(7)

Net Increase (Decrease)	(8)	(38)	—	(7)

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Technology
Units Issued	72	174	3	15
Units Redeemed	(114)	(203)	(8)	(9)

Net Increase (Decrease)	(42)	(29)	(5)	6

VIP - Energy
Units Issued	101	24	3	—
Units Redeemed	(79)	(22)	(1)	(3)

Net Increase (Decrease)	22	2	2	(3)

VIP - Health Care
Units Issued	23	86	4	4
Units Redeemed	(38)	(98)	(2)	(3)

Net Increase (Decrease)	(15)	(12)	2	1

VIP - Financial Services
Units Issued	68	59	10	—
Units Redeemed	(73)	(69)	—	(1)

Net Increase (Decrease)	(5)	(10)	10	(1)

VIP - Industrials
Units Issued	4	4	—	3
Units Redeemed	(8)	(11)	(1)	(3)

Net Increase (Decrease)	(4)	(7)	(1)	—

VIP - Consumer Discretionary
Units Issued	11	9	—	—
Units Redeemed	(8)	(24)	—	—

Net Increase (Decrease)	3	(15)	—	—

VIP - Real Estate
Units Issued	11	6	1	—
Units Redeemed	(8)	(12)	—	(1)

Net Increase (Decrease)	3	(6)	1	(1)

VIP - Strategic Income
Units Issued	10	14	—	1
Units Redeemed	(15)	(33)	(6)	(5)

Net Increase (Decrease)	(5)	(19)	(6)	(4)

VIP - International Capital Appreciation
Units Issued	6	18	1	—
Units Redeemed	(13)	(18)	(2)	(2)

Net Increase (Decrease)	(7)	—	(1)	(2)

VIP - Value
Units Issued	30	4	3	—
Units Redeemed	(31)	(20)	(2)	(1)

Net Increase (Decrease)	(1)	(16)	1	(1)

VIP - Freedom Income
Units Issued	7	14	—	—
Units Redeemed	(1)	(26)	—	—

Net Increase (Decrease)	6	(12)	—	—

VIP - Freedom 2005
Units Issued	—	1	—	—
Units Redeemed	(1)	(3)	—	—

Net Increase (Decrease)	(1)	(2)	—	—

59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Freedom 2010
Units Issued	—	6	—	—
Units Redeemed	(7)	(8)	—	—

Net Increase (Decrease)	(7)	(2)	—	—

VIP - Freedom 2015
Units Issued	—	4	—	—
Units Redeemed	(4)	(6)	—	—

Net Increase (Decrease)	(4)	(2)	—	—

VIP - Freedom 2020
Units Issued	16	4	—	—
Units Redeemed	(16)	(19)	—	—

Net Increase (Decrease)	—	(15)	—	—

VIP - Freedom 2025
Units Issued	11	1	—	—
Units Redeemed	(11)	(10)	—	—

Net Increase (Decrease)	—	(9)	—	—

VIP - Freedom 2030
Units Issued	6	5	—	—
Units Redeemed	(1)	(30)	—	—

Net Increase (Decrease)	5	(25)	—	—

VIP - Disciplined Small Cap
Units Issued	21	19	3	—
Units Redeemed	(21)	(37)	(2)	—

Net Increase (Decrease)	—	(18)	1	—

VIP - FundsManager 20% Investor Class
Units Issued	40	49	—	6
Units Redeemed	(33)	(11)	(6)	(5)

Net Increase (Decrease)	7	38	(6)	1

VIP - FundsManager 50% Investor Class
Units Issued	17	76	4	—
Units Redeemed	(48)	(40)	(21)	(22)

Net Increase (Decrease)	(31)	36	(17)	(22)

VIP - FundsManager 60% Investor Class
Units Issued	5	3	1	1
Units Redeemed	(23)	(16)	(6)	(6)

Net Increase (Decrease)	(18)	(13)	(5)	(5)

VIP - FundsManager 70% Investor Class
Units Issued	5	—	3	—
Units Redeemed	(15)	(76)	(9)	(22)

Net Increase (Decrease)	(10)	(76)	(6)	(22)

VIP - FundsManager 85% Investor Class
Units Issued	—	17	—	—
Units Redeemed	(9)	(42)	(3)	(2)

Net Increase (Decrease)	(9)	(25)	(3)	(2)

VIP - Consumer Staples
Units Issued	3	6	1	—
Units Redeemed	(10)	(10)	(1)	(1)

Net Increase (Decrease)	(7)	(4)	—	(1)

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Materials
Units Issued	37	3	4	—
Units Redeemed	(21)	(7)	(2)	—

Net Increase (Decrease)	16	(4)	2	—

VIP - Communication Services
Units Issued	28	10	5	—
Units Redeemed	(11)	(9)	(5)	—

Net Increase (Decrease)	17	1	—	—

VIP - Emerging Markets
Units Issued	38	16	10	—
Units Redeemed	(40)	(248)	(10)	—

Net Increase (Decrease)	(2)	(232)	—	—

VIP - Floating Rate High Income
Units Issued	23	44	1	1
Units Redeemed	(2)	(28)	(2)	(2)

Net Increase (Decrease)	21	16	(1)	(1)

VIP - Bond Index
Units Issued	56	523	1	6
Units Redeemed	(150)	(385)	(1)	(1)

Net Increase (Decrease)	(94)	138	—	5

VIP - Total Market Index
Units Issued	16	35	2	—
Units Redeemed	(16)	(24)	(2)	(4)

Net Increase (Decrease)	—	11	—	(4)

VIP - Extended Market Index
Units Issued	41	7	2	—
Units Redeemed	(30)	(37)	(2)	(2)

Net Increase (Decrease)	11	(30)	—	(2)

VIP - International Index
Units Issued	14	12	3	—
Units Redeemed	(11)	(1)	(3)	—

Net Increase (Decrease)	3	11	—	—

VIF - Emerging Markets Equity
Units Issued	—	—	—	—
Units Redeemed	(5)	(15)	(1)	(1)

Net Increase (Decrease)	(5)	(15)	(1)	(1)

VIF - Emerging Markets Debt
Units Issued	3	1	—	—
Units Redeemed	(3)	(6)	—	—

Net Increase (Decrease)	—	(5)	—	—

VIF - Global Strategist - Class II
Units Issued	—	—	1	—
Units Redeemed	(3)	(3)	(2)	(1)

Net Increase (Decrease)	(3)	(3)	(1)	(1)

Invesco - V.I. Global Core Equity
Units Issued	3	—	—	—
Units Redeemed	(5)	(32)	—	—

Net Increase (Decrease)	(2)	(32)	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
Allspring - VT Discovery
Units Issued	—	—	—	—
Units Redeemed	(3)	(6)	(1)	—

Net Increase (Decrease)	(3)	(6)	(1)	—

Allspring - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(1)	(4)	—	(1)

Net Increase (Decrease)	(1)	(4)	—	(1)

Lazard - Retirement Emerging Markets
Units Issued	5	2	—	—
Units Redeemed	(2)	(7)	—	—

Net Increase (Decrease)	3	(5)	—	—

PVIT - Low Duration
Units Issued	60	156	—	—
Units Redeemed	(65)	(72)	—	—

Net Increase (Decrease)	(5)	84	—	—

PVIT - Real Return
Units Issued	46	10	2	—
Units Redeemed	(24)	(12)	—	—

Net Increase (Decrease)	22	(2)	2	—

PVIT - Total Return
Units Issued	2	35	—	—
Units Redeemed	(4)	(35)	—	—

Net Increase (Decrease)	(2)	—	—	—

Blackrock - Global Allocation V.I.
Units Issued	7	6	—	—
Units Redeemed	(6)	(6)	—	—

Net Increase (Decrease)	1	—	—	—

FTVIP - Templeton Global Bond
Units Issued	1	15	—	—
Units Redeemed	(17)	(13)	—	—

Net Increase (Decrease)	(16)	2	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	5	70	—	—
Units Redeemed	(21)	(37)	—	—

Net Increase (Decrease)	(16)	33	—	—

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market Investor Class
Units Issued	20,395	30,680	—	—
Units Redeemed	(22,454)	(27,994)	—	—

Net Increase (Decrease)	(2,059)	2,686	—	—

VIP - High Income Investor Class
Units Issued	432	514	—	—
Units Redeemed	(426)	(768)	—	—

Net Increase (Decrease)	6	(254)	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Equity-Income Investor Class
Units Issued	493	355	—	—
Units Redeemed	(336)	(364)	—	—

Net Increase (Decrease)	157	(9)	—	—

VIP - Growth Investor Class
Units Issued	316	408	—	—
Units Redeemed	(301)	(333)	—	—

Net Increase (Decrease)	15	75	—	—

VIP - Overseas Investor Class
Units Issued	261	125	—	—
Units Redeemed	(195)	(303)	—	—

Net Increase (Decrease)	66	(178)	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	648	2,376	—	—
Units Redeemed	(1,478)	(1,488)	—	—

Net Increase (Decrease)	(830)	888	—	—

VIP - Asset Manager Investor Class
Units Issued	93	128	—	—
Units Redeemed	(180)	(220)	—	—

Net Increase (Decrease)	(87)	(92)	—	—

VIP - Index 500
Units Issued	1,395	1,603	—	—
Units Redeemed	(1,296)	(2,542)	—	—

Net Increase (Decrease)	99	(939)	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	71	49	—	—
Units Redeemed	(64)	(61)	—	—

Net Increase (Decrease)	7	(12)	—	—

VIP - Contrafund Investor Class
Units Issued	626	818	—	—
Units Redeemed	(676)	(1,173)	—	—

Net Increase (Decrease)	(50)	(355)	—	—

VIP - Balanced Investor Class
Units Issued	1,321	1,390	—	—
Units Redeemed	(849)	(1,284)	—	—

Net Increase (Decrease)	472	106	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	44	98	—	—
Units Redeemed	(46)	(77)	—	—

Net Increase (Decrease)	(2)	21	—	—

VIP - Growth & Income Investor Class
Units Issued	149	104	—	—
Units Redeemed	(125)	(201)	—	—

Net Increase (Decrease)	24	(97)	—	—

VIP - Growth Opportunities Investor Class
Units Issued	409	738	—	—
Units Redeemed	(446)	(549)	—	—

Net Increase (Decrease)	(37)	189	—	—

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Mid Cap Investor Class
Units Issued	287	359	—	—
Units Redeemed	(257)	(756)	—	—

Net Increase (Decrease)	30	(397)	—	—

VIP - Value Strategies Investor Class
Units Issued	518	259	—	—
Units Redeemed	(350)	(142)	—	—

Net Increase (Decrease)	168	117	—	—

VIP - Utilities Investor Class
Units Issued	107	160	—	—
Units Redeemed	(132)	(298)	—	—

Net Increase (Decrease)	(25)	(138)	—	—

VIP - Technology Investor Class
Units Issued	332	812	—	—
Units Redeemed	(344)	(668)	—	—

Net Increase (Decrease)	(12)	144	—	—

VIP - Energy Investor Class
Units Issued	1,294	356	—	—
Units Redeemed	(702)	(330)	—	—

Net Increase (Decrease)	592	26	—	—

VIP - Health Care Investor Class
Units Issued	252	371	—	—
Units Redeemed	(261)	(352)	—	—

Net Increase (Decrease)	(9)	19	—	—

VIP - Financial Services Investor Class
Units Issued	561	286	—	—
Units Redeemed	(317)	(431)	—	—

Net Increase (Decrease)	244	(145)	—	—

VIP - Industrials Investor Class
Units Issued	160	202	—	—
Units Redeemed	(135)	(256)	—	—

Net Increase (Decrease)	25	(54)	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	142	204	—	—
Units Redeemed	(114)	(199)	—	—

Net Increase (Decrease)	28	5	—	—

VIP - Real Estate Investor Class
Units Issued	284	112	—	—
Units Redeemed	(125)	(210)	—	—

Net Increase (Decrease)	159	(98)	—	—

VIP - Strategic Income Investor Class
Units Issued	586	461	—	—
Units Redeemed	(524)	(1,181)	—	—

Net Increase (Decrease)	62	(720)	—	—

VIP - International Capital Appreciation Investor Class
Units Issued	231	304	—	—
Units Redeemed	(235)	(293)	—	—

Net Increase (Decrease)	(4)	11	—	—

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Value Investor Class
Units Issued	253	167	—	—
Units Redeemed	(156)	(240)	—	—

Net Increase (Decrease)	97	(73)	—	—

VIP - Investor Freedom Income Investor Class
Units Issued	105	227	—	—
Units Redeemed	(100)	(251)	—	—

Net Increase (Decrease)	5	(24)	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	161	2	—	—
Units Redeemed	(151)	(77)	—	—

Net Increase (Decrease)	10	(75)	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	25	35	—	—
Units Redeemed	(9)	(49)	—	—

Net Increase (Decrease)	16	(14)	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	158	40	—	—
Units Redeemed	(153)	(36)	—	—

Net Increase (Decrease)	5	4	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	246	98	—	—
Units Redeemed	(399)	(342)	—	—

Net Increase (Decrease)	(153)	(244)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	322	98	—	—
Units Redeemed	(208)	(81)	—	—

Net Increase (Decrease)	114	17	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	135	173	—	—
Units Redeemed	(88)	(160)	—	—

Net Increase (Decrease)	47	13	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	1	—
Units Redeemed	—	—	(7)	(7)

Net Increase (Decrease)	—	—	(6)	(7)

VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(4)

Net Increase (Decrease)	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	1	1
Units Redeemed	—	—	(6)	(6)

Net Increase (Decrease)	—	—	(5)	(5)

VIP - Disciplined Small Cap Investor Class
Units Issued	343	163	—	—
Units Redeemed	(310)	(274)	—	—

Net Increase (Decrease)	33	(111)	—	—

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - FundsManager 20% Investor Class
Units Issued	1,031	830	—	—
Units Redeemed	(628)	(1,258)	(2)	(2)

Net Increase (Decrease)	403	(428)	(2)	(2)

VIP - FundsManager 50% Investor Class
Units Issued	1,034	1,035	1	13
Units Redeemed	(687)	(1,079)	(16)	(26)

Net Increase (Decrease)	347	(44)	(15)	(13)

VIP - FundsManager 60% Investor Class
Units Issued	946	889	—	2
Units Redeemed	(499)	(718)	(26)	(27)

Net Increase (Decrease)	447	171	(26)	(25)

VIP - FundsManager 70% Investor Class
Units Issued	967	809	—	—
Units Redeemed	(567)	(899)	(4)	(17)

Net Increase (Decrease)	400	(90)	(4)	(17)

VIP - FundsManager 85% Investor Class
Units Issued	257	392	—	—
Units Redeemed	(338)	(203)	(3)	(3)

Net Increase (Decrease)	(81)	189	(3)	(3)

VIP - Consumer Staples Investor Class
Units Issued	111	147	—	—
Units Redeemed	(164)	(243)	—	—

Net Increase (Decrease)	(53)	(96)	—	—

VIP - Materials Investor Class
Units Issued	346	93	—	—
Units Redeemed	(278)	(91)	—	—

Net Increase (Decrease)	68	2	—	—

VIP - Communication Services Investor Class
Units Issued	127	232	—	—
Units Redeemed	(108)	(175)	—	—

Net Increase (Decrease)	19	57	—	—

VIP - Emerging Markets Investor Class
Units Issued	420	607	—	—
Units Redeemed	(610)	(470)	—	—

Net Increase (Decrease)	(190)	137	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	874	227	—	—
Units Redeemed	(234)	(1,535)	—	—

Net Increase (Decrease)	640	(1,308)	—	—

VIP - Bond Index
Units Issued	787	2,573	—	—
Units Redeemed	(894)	(1,620)	—	—

Net Increase (Decrease)	(107)	953	—	—

VIP - Total Market Index
Units Issued	1,238	520	—	—
Units Redeemed	(426)	(427)	—	—

Net Increase (Decrease)	812	93	—	—

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Extended Market Index
Units Issued	365	300	—	—
Units Redeemed	(306)	(372)	—	—

Net Increase (Decrease)	59	(72)	—	—

VIP - International Index
Units Issued	454	474	—	—
Units Redeemed	(242)	(308)	—	—

Net Increase (Decrease)	212	166	—	—

VIF - Emerging Markets Equity
Units Issued	75	137	—	—
Units Redeemed	(108)	(101)	—	—

Net Increase (Decrease)	(33)	36	—	—

VIF - Emerging Market Debt
Units Issued	90	104	—	—
Units Redeemed	(87)	(220)	—	—

Net Increase (Decrease)	3	(116)	—	—

VIF - Global Strategist - Class II
Units Issued	8	23	—	—
Units Redeemed	(24)	(37)	—	—

Net Increase (Decrease)	(16)	(14)	—	—

Invesco - V.I. Global Core Equity
Units Issued	25	58	—	—
Units Redeemed	(30)	(110)	—	—

Net Increase (Decrease)	(5)	(52)	—	—

Lazard - Retirement Emerging Markets
Units Issued	58	46	—	—
Units Redeemed	(73)	(114)	—	—

Net Increase (Decrease)	(15)	(68)	—	—

PVIT - Commodity Real Return
Units Issued	584	87	—	—
Units Redeemed	(241)	(149)	—	—

Net Increase (Decrease)	343	(62)	—	—

PVIT - Low Duration
Units Issued	428	1,622	—	—
Units Redeemed	(873)	(1,201)	—	—

Net Increase (Decrease)	(445)	421	—	—

PVIT - Real Return
Units Issued	254	210	—	—
Units Redeemed	(155)	(238)	—	—

Net Increase (Decrease)	99	(28)	—	—

PVIT - Total Return
Units Issued	299	764	—	—
Units Redeemed	(592)	(693)	—	—

Net Increase (Decrease)	(293)	71	—	—

Blackrock - Global Allocation V.I.
Units Issued	219	154	—	—
Units Redeemed	(144)	(304)	—	—

Net Increase (Decrease)	75	(150)	—	—

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
FTVIP - Templeton Global Bond
Units Issued	46	83	—	—
Units Redeemed	(151)	(321)	—	—

Net Increase (Decrease)	(105)	(238)	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	218	464	—	—
Units Redeemed	(257)	(196)	—	—

Net Increase (Decrease)	(39)	268	—	—

	Growth and Guaranteed Income
(in thousands)	2021	2020
VIP - Government Money Market Investor Class
Units Issued	283	270
Units Redeemed	(325)	(306)

Net Increase (Decrease)	(42)	(36)

VIP - Balanced Investor Class
Units Issued	24	—
Units Redeemed	(234)	(249)

Net Increase (Decrease)	(211)	(249)

VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(216)	(289)

Net Increase (Decrease)	(216)	(289)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market 2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
VIP - Government Money Market Investor Class
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%)	(1.24%)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%	(0.95%)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
VIP - High Income
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%	3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%	1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%	4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%	2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
VIP - Equity-Income
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%	23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%	5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
VIP - Equity-Income Investor Class
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%	24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%	6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
VIP - Growth
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	0.00%	22.23%	21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%	42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
VIP - Growth Investor Class
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%	22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%	43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
VIP - Overseas
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%	18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%	14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
VIP - Overseas Investor Class
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%	19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%	15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
VIP - Investment Grade Bond
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%)	(1.60%)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%	8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
VIP - Investment Grade Bond Investor Class
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%)	(0.89%)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%	9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%	8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%	13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
VIP - Asset Manager Investor Class
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%	9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%	14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
VIP - Index 500
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%	27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%	17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
VIP - Asset Manager: Growth
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%	12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%	16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
VIP - Asset Manager: Growth Investor Class
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%	13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%	16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
VIP - Contrafund
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%	26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%	29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
VIP - Contrafund Investor Class
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%	27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%	30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
VIP - Balanced
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%	17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%	21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
VIP - Balanced Investor Class
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%	16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%	20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%	23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%	32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
VIP - Dynamic Capital Appreciation Investor Class
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%	24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%	33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
VIP - Growth & Income
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%	24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%	6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
VIP - Growth & Income Investor Class
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%	25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%	7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
VIP - Growth Opportunities
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	0.00%	11.05%	10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%	66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
VIP - Growth Opportunities Investor Class
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%	11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%	68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
VIP - Mid Cap
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%	24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%	17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
VIP - Mid Cap Investor Class
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%	25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%	17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
VIP - Value Strategies
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%	32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%	7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%	33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%	7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
VIP - Utilities (8)
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%	16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%)	(1.18%)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
VIP - Utilities Investor Class (8)
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%	17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%)	(0.51%)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
VIP - Technology (8)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	-	27.14%	26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%	63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	-	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
VIP - Technology Investor Class (8)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	-	27.94%	27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%	64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	-	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
VIP - Energy (8)
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%	53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%)	(33.44%)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
VIP - Energy Investor Class (8)
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%	54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%)	(32.97%)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
VIP - Health Care (8)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%	10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%	20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
VIP - Health Care Investor Class (8)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%	11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%	21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%	31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%)	(0.25%)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
VIP - Financial Services Investor Class (8)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%	32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%	0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
VIP - Industrials (8)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	0.00%	16.15%	15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%	11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
VIP - Industrials Investor Class (8)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%	16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%	11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
VIP - Consumer Discretionary (8)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%	18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%	34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
VIP - Consumer Discretionary Investor Class (8)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%	19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%	35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
VIP - Real Estate
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%	37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%)	(7.49%)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
VIP - Real Estate Investor Class
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%	38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%)	(6.85%)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
VIP - Strategic Income
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%	2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%	6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%	3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%	7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
VIP - International Capital Appreciation
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	0.00%	11.44%	11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%	21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
VIP - International Capital Appreciation Investor Class
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%	11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%	21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
VIP - Value
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%	28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%	5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
VIP - Value Investor Class
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%	29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%	5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
VIP - Freedom Income
2021	55	$18.98	18.98	$1,052	0.80%	0.80%	1.07%	2.52%	2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%	9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
VIP - Investor Freedom Income Investor Class
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%	3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%	10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
VIP - Freedom 2005
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%	3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%	10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
VIP - Investor Freedom 2005 Investor Class
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%	3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%	10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%	5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%	11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
VIP - Investor Freedom 2010 Investor Class
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%	5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%	12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
VIP - Freedom 2015
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%	6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%	12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
VIP - Investor Freedom 2015 Investor Class
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%	7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%	13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
VIP - Freedom 2020
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%	8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%	14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
VIP - Investor Freedom 2020 Investor Class
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%	9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%	14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
VIP - Freedom 2025
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%	9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%	15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
VIP - Investor Freedom 2025 Investor Class
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%	10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%	15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
VIP - Freedom 2030
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%	11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%	15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%	11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%	16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
VIP - Freedom Lifetime Income I
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%	2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%	9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
VIP - Freedom Lifetime Income II
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%	5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%	12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
VIP - Freedom Lifetime Income III
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%	9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%	14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
VIP - Disciplined Small Cap
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%	19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%	17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
VIP - Disciplined Small Cap Investor Class
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%	20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%	18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
VIP - FundsManager 20% Investor Class
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%	2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%	7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
VIP - FundsManager 50% Investor Class
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%	8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%	12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
VIP - FundsManager 60% Investor Class
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%	10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%	13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%

76	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%	13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%	14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
VIP - FundsManager 85% Investor Class
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%	16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%	16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
VIP - Consumer Staples (8)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%	13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%	10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
VIP - Consumer Staples Investor Class (8)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%	13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%	11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
VIP - Materials (8)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%	32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%	20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
VIP - Materials Investor Class (8)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%	33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%	21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
VIP - Communication Services (5), (8)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%	14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%	34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
VIP - Communication Services Investor Class (5), (8)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%	15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%	35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
VIP - Emerging Markets
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%)	(3.22%)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%	29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%

77	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%)	(2.52%)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%	30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
VIP - Floating Rate High Income
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%	4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%	1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
VIP - Floating Rate High Income Investor Class
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%	4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%	2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
VIP - Bond Index (6)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%	6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43%
2017	—	$—	$—	$—	—	—		—	—
VIP - Total Market Index (6)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%	24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%	19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%	20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%	15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%	6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%	9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%	1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%	13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
VIF - Emerging Markets Debt (7)
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%	4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%

78	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist - Class II (7)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%	7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%	9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
Invesco - V.I. Global Core Equity (7)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%	14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%	12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
Allspring - VT Discovery (9)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%	61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
Allspring - VT Opportunity (9)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%	23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%	19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
Lazard - Retirement Emerging Markets
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%	4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
PVIT - Commodity Real Return
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%	32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%	0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
PVIT - Low Duration
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%	1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
PVIT - Real Return
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%	4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%	10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
PVIT - Total Return
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%	7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%

79	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%	5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%	19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
FTVIP - Templeton Global Bond
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%)	(6.04%)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
FTVIP - Franklin U.S. Gov’t Securities
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%)	(2.61%)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%	3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

	Old Name	New Name
	VIP - Telecommunications	VIP - Communication Services
	VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

	VIP - Bond Index	VIP - Extended Market Index
	VIP - Total Market Index	VIP - International Index

(7)	During 2017, the following underlying funds were renamed:

	Old Name	New Name
	UIF - Emerging Markets Equity	VIF - Emerging Markets Equity
	UIF - Emerging Markets Debt	VIF - Emerging Markets Debt
	UIF - Global Strategist	VIF - Global Strategist - Class II
	WF AF - Advantage VT Discovery	WFF - VT Discovery
	WF AF - Advantage VT Opportunity	WFF - VT Opportunity
	Invesco - Van Kampen Global Core Equity	Invesco - V.I. Global Core Equity

(8)	Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

	VIP - Industrials	VIP - Industrials Investor Class
	VIP - Utilities	VIP - Utilities Investor Class
	VIP - Technology	VIP - Technology Investor Class
	VIP - Energy	VIP - Energy Investor Class
	VIP - Health Care	VIP - Health Care Investor Class
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
	VIP - Materials	VIP - Materials Investor Class
	VIP - Communication Services	VIP - Communication Services Investor Class
	VIP - Financial Services	VIP - Financial Services Investor Class

80	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(9)	During 2021, the following underlying funds were renamed:

	Old Name	New Name
	Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
	Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

81	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Initial Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I - Initial Class (1)	Fidelity VIP Freedom Lifetime Income II - Initial Class (1)

Fidelity VIP Freedom Lifetime Income III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

82	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)

Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor Class (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class (1)

PIMCO Low Duration Portfolio - Administrative Class (1)	PIMCO Real Return Portfolio - Administrative Class (1)	PIMCO Total Return Portfolio - Administrative Class (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statements of operations for the year ended December 31, 2021 and statements of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2022

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

83	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Boston,Massachusetts

April 29, 2022

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2021	2020
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $216,700 in 2021 and $213,874 in 2020	$222,021	$230,053
Policy loans	45	42

Total Investments	222,066	230,095

Cash and cash equivalents	17,598	17,201
Accrued investment income	1,556	1,712
Deferred policy acquisition costs	67,787	60,091
Reinsurance deposit and receivables	26,084	28,298
Income taxes receivable	715	1,231
Other assets	2,519	2,282
Separate account assets	3,961,316	3,422,373

Total Assets	4,299,641	3,763,283

LIABILITIES
Future contract and policy benefits	48,614	53,207
Contract holder deposit funds	97,416	96,948
Other liabilities and accrued expenses	3,420	3,687
Deferred tax liability, net	8,140	8,832
Investment trades payable, net	—	824
Payable to parent and affiliates, net	938	194
Separate account liabilities	3,961,316	3,422,373

Total Liabilities	4,119,844	3,586,065

Commitments and Contingencies (Note 11)
STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	3,081	9,259
Retained earnings	161,216	152,459

Total Stockholder’s Equity	179,797	177,218

Total Liabilities and Stockholder’s Equity	$4,299,641	$3,763,283

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2021	2020	2019
REVENUES
Fees charged to contract holders	$12,713	$10,694	$10,166
Fund administration fees (1)	9,667	7,857	7,255
Net investment income	4,875	5,421	5,817
Interest on reinsurance deposit	1,136	1,137	1,186
Premiums, net	504	258	653
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	1,629	2,815	1,014

Total Revenues	30,524	28,182	26,091

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	2,513	4,311	4,249
Contract and policy benefits and expenses	5,279	5,857	6,998

Total Benefits and Expenses	7,792	10,168	11,247

Income before income taxes	22,732	18,014	14,844
Income tax expense	3,175	2,973	1,576

Net Income	19,557	15,041	13,268

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(6,192)	9,412	9,521
Reclassification adjustment for net realized (gains) losses included in net income	(1,629)	(2,815)	(1,014)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	1,643	(1,385)	(984)

Other comprehensive (loss) income, net of tax	(6,178)	5,212	7,523

Comprehensive Income	$13,379	$20,253	$20,791

(1)	Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2021, 2020, and 2019

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive (loss) income	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:
Net income	—	—	—	15,041	15,041
Other comprehensive income (loss)	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

Comprehensive income:
Net income	—	—	—	19,557	19,557
Dividend paid to parent				(10,800)	(10,800)
Other comprehensive income (loss)	—	—	(6,178)	—	(6,178)

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2021	2020	2019
Cash flows provided by (used for) operating activities:
Net income	$19,557	$15,041	$13,268
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	341	269	157
Net realized investment (gains) losses on sales	(1,629)	(2,815)	(1,014)
Provision (benefit) for deferred taxes	950	310	652
Change in assets and liabilities:
Accrued investment income (loss)	156	122	(125)
Deferred policy acquisition costs, net of amortization	(6,271)	(2,542)	(4,164)
Future contract and policy benefits, net	5,420	4,792	5,675
Reinsurance deposit and receivables	2,214	1,581	1,966
Payable to (receivable from) parent and affiliates, net	744	(702)	167
Income taxes receivable/(payable)	516	182	(1,682)
Other assets and other liabilities, net	(502)	(223)	(1,443)

Net cash provided by operating activities	21,496	16,015	13,457

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(71,069)	(87,062)	(63,820)
Proceeds from sales of debt securities	44,080	72,857	54,404
Proceeds from maturities and calls of debt securities	25,450	15,294	6,657
Investment trades payable/ receivable, net	(824)	(96)	(291)
Change in policy loans	(3)	—	(3)

Net cash (used for) provided by investing activities	(2,366)	993	(3,053)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	159,054	113,525	133,940
Net transfers (to) from separate accounts	(6,553)	63,465	46,763
Withdrawals from variable annuity contracts	(155,957)	(179,933)	(188,420)
Withdrawals from fixed annuity contracts	(4,477)	(4,622)	(4,843)
Dividend paid to parent	(10,800)	—	—

Net cash used for financing activities	(18,733)	(7,565)	(12,560)

Net increase (decrease) in cash and cash equivalents	397	9,443	(2,156)
Cash and cash equivalents:
Beginning of year	17,201	7,758	9,914

End of year	$17,598	$17,201	$7,758

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.	ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Effective January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary (“OTTI”), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $17,586 and $16,970 at December 31, 2021, and 2020, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,468 and $1,136 at December 31, 2021, and 2020, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3—Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

Effective January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s statements of comprehensive income.

Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2021, 2020, or 2019.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.

The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.

The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$99	$257
Change in benefit ratio estimate	48	(7)
Interest on reserve	10	17
Claims paid	(179)	(370)
Accrual of benefit ratio	30	202

Ending Balance	$8	$99

The reinsurance recoverables associated with the GMDB were $5 and $96 at December 31, 2021 and 2020, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS (CONTINUED):

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 4.1% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2021 and 2020. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2021	2020
Net deposits paid
Account value	$630,415	$563,730
Net amount at risk	$4,722	$5,340
Average attained age of contract holders	70	70
Ratchet (highest historical account value at specified anniversary dates)
Account value	$33,146	$29,756
Net amount at risk	$738	$1,087
Average attained age of contract holders	74	73

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$471	$210
Change in benefit ratio estimate	260	216
Interest on reserve	38	22
Accrual of benefit ratio	40	23

Ending Balance	$809	$471

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS (CONTINUED):

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $781 and $454 at December 31, 2021, and 2020, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 15 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2021, and 2020:

	Years Ended December 31,
	2021	2020
Account value	$147,244	$139,882
GWB value	$141,917	$130,779
Average attained age of contract holders	79	78

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities	$5,913	$6,396	$6,600
Cash and cash equivalents	2	41	201
Other	3	2	2

Total investment income	5,918	6,439	6,803
Less: investment expenses	1,043	1,018	986

Net investment income	$4,875	$5,421	$5,817

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities:
Gross realized gains	$1,918	$3,765	$1,246
Gross realized losses	(289)	(950)	(232)

Total realized investment gains (losses)	$1,629	$2,815	$1,014

There were no realized investment losses as a result of impairments in 2021, 2020 or 2019. There were no debt securities that were non-income producing for 2021, 2020 or 2019, respectively. There was no interest foregone by non-income producing securities for 2021, 2020, and 2019, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2021	2020
Debt securities	$5,321	$16,179
DAC, Premium deficiency reserves	(1,421)	(4,458)
Deferred income tax (expense) benefit	(819)	(2,462)

	$ 3,081	$ 9,259

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2021 were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$10,719	$(85)	5	$4,436	$(212)	2	$15,155	$(297)	7
Corporate and other debt securities	50,518	(901)	139	6,010	(287)	16	56,528	(1,188)	155
Mortgage and asset-backed securities	135	—	2	10	—	1	145	—	3

Total	$61,372	$(986)	146	$10,456	$(499)	19	$71,828	$(1,485)	165

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	5	—	1	—	—	—	5	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$5	$—	1	$—	$—	—	$5	$—	1

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2021.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2020, were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$5,771	$(72)	3	$—	$—	—	$5,771	$(72)	3
Corporate and other debt securities	1,625	(23)	4	—	—	—	1,625	(23)	4
Mortgage and asset-backed securities	—	—	—	83	(2)	1	83	(2)	1

Total	$7,396	$(95)	7	$83	$(2)	1	$7,479	$(97)	8

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	763	(13)	4	763	(13)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$763	$(13)	4	$763	$(13)	4

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2020.

The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2021 or 2020. The allowance for credit losses was zero as of December 31, 2021 and 2020, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
				Gross
		Gross	Gross	Unrealized
	Amortized	Unrealized	Unrealized	Losses -	Estimated
	Cost	Gains	Losses	Allowance	Fair Value
Debt securities:
U.S. Treasury securities	$27,625	$306	$(297)	$—	$27,634
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	187,055	6,388	(1,188)	—	192,255
Mortgage and asset-backed securities	685	7	—	—	692

Total debt securities	$216,700	$6,806	$(1,485)	$—	$222,021

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
				Gross
		Gross	Gross	Unrealized
	Amortized	Unrealized	Unrealized	Losses -	Estimated
	Cost	Gains	Losses	Allowance	Fair Value
Debt securities:
U.S. Treasury securities	$25,677	$1,681	$(72)	$—	$27,286
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	185,110	14,433	(36)	—	199,507
Mortgage and asset-backed securities	1,716	26	(2)	—	1,740

Total debt securities	$213,874	$16,289	$(110)	$—	$230,053

During 2021 and 2020, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $44,080, $72,857 and $54,404 in 2021, 2020 and 2019, respectively.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2021, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$15,784	$15,942
Due after 1 year through 5 years	99,900	102,987
Due after 5 years through 10 years	77,758	78,300
Due after 10 years	22,573	24,100
Mortgage and asset-backed securities	685	692

	$216,700	$222,021

At December 31, 2021, and 2020, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $411 respectively. At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $424 respectively.

5.	FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,634	$—	$—	$27,634
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	192,255	—	192,255
Mortgage and asset-backed securities	—	692	—	692

Total available-for-sale debt securities	27,634	194,387	—	222,021
Cash equivalents	17,586			17,586

Subtotal excluding separate account assets	45,220	194,387	—	239,607
Separate account assets	3,961,316			3,961,316

Total	$4,006,536	$194,387	$—	$4,200,923

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,286	$—	$—	$27,286
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	199,507	—	199,507
Mortgage and asset-backed securities	—	1,740	—	1,740

Total available-for-sale debt securities	27,286	202,767	—	230,053
Cash equivalents	16,970	—	—	16,970

Subtotal excluding separate account assets	44,256	202,767	—	247,023
Separate account assets	3,422,373	—	—	3,422,373

Total	$3,466,629	$202,767	$—	$3,669,396

There were no Level 3 assets held by the Company during 2021 or 2020. There were no transfers into or out of Level 3 during 2021 or 2020.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2021		December 31, 2020
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Financial Assets:
Policy loans	$45	$45	$42	$42
Reinsurance deposit and receivables	26,084	27,685	28,298	30,582

	$26,129	$27,730	$28,340	$30,624

Financial Liabilities:
Contract holder deposit funds	$97,416	$100,923	$96,948	$101,842

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

6.	INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2021	2020	2019
Current:
Federal	$2,221	$2,640	$908
State	4	23	16

	2,225	2,663	924

Deferred:
Federal	950	310	652

Income tax expense	$3,175	$2,973	$1,576

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.	INCOME TAXES (CONTINUED):

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,
	2021	2020
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(11,133)	$(9,694)
Contract holder reserves	3,763	3,809
Contract holder reserves—Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	257	321
Unrealized gains on available-for-sale securities	(1,117)	(3,398)
Deferred revenue	83	86
Other, net	7	44

Net deferred tax liability before valuation allowance	(8,140)	(8,832)

Valuation allowance	—	—

Net deferred tax liability after valuation allowance	$(8,140)	$(8,832)

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2021	2020	2019
Beginning balance	$—	$—	$969
Additions charged to expense, equity	—	—	—
Reductions for recoveries	—	—	(969)

Ending balance	$—	$—	$—

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2021	2020	2019
Tax provision at U.S. Federal statutory rate	$4,774	$3,783	$3,117
Dividends received deduction	(1,913)	(1,555)	(1,218)
(Decrease) increase in valuation allowance	—	—	(165)
Provision to return adjustment	308	707	(83)
Other, net	6	38	(75)

Income tax expense (benefit)	$3,175	$2,973	$1,576

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.	INCOME TAXES (CONTINUED):

The Company paid FILI net federal and state income taxes of $1,709, $2,481, and $2,606 in 2021, 2020, and 2019 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s financial statements.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2018. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.	STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $10,800, $0 and $0 to FILI during 2021, 2020 and 2019, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.	STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2021	2020	2019
Statutory net income	$10,701	$10,778	$9,230
Statutory surplus	$110,394	$110,443	$100,022

8.	AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $8,895 $7,135 and $6,541 in 2021, 2020 and 2019, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $4,768, $3,394, and $4,029 to FIA in 2021, 2020 and 2019, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,367, $3,269, and $3,801 with FILI and $315, $290 and $511 with FMR LLC and its subsidiaries in 2021, 2020 and 2019 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $669, $652, and $613 in 2021, 2020 and 2019, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $185, $204, and $181 in 2021, 2020 and 2019, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.    All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $464, $459, and $1,038 in 2021, 2020 and 2019, respectively.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.	UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2021	2020	2019
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,768	$3,394	$4,029
Compensation and benefits	1,961	1,866	2,466
Capitalization of deferred policy acquisition costs	(4,770)	(3,411)	(4,032)
Amortization (accretion) of deferred policy acquisition costs	(1,501)	869	(132)
Rent expense	218	181	165
Taxes, licenses and fees	142	(178)	75
General insurance expenses	1,695	1,590	1,678

Total underwriting, acquisition and insurance expenses	$2,513	$4,311	$4,249

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $6,312, $3,383, and $3,416 in 2021, 2020 and 2019, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10.	REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.	REINSURANCE (CONTINUED):

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2021	2020
Reinsurance deposits and receivables:
Principal Life Insurance Company	$22,906	$24,700

Contract holder deposit funds and future contract and policy benefits	$22,906	$24,700

Interest on reinsurance deposit	$1,140	$1,131

Contract and policy benefits and expenses	$1,025	$1,018

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2021.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2021	2020	2019
Direct life premiums	$863	$892	$1,019
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(359)	(634)	(366)

Net premiums	$504	$258	$653

Direct contract and policy benefits	$4,993	$5,792	$7,408
Reinsurance ceded benefits incurred	(1,081)	(1,102)	(1,617)
Reinsurance costs	1,367	1,167	1,207

Net contract and policy benefits	$5,279	$5,857	$6,998

11.	COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

28

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

11.	COMMITMENTS AND CONTINGENCIES (CONTINUED):

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12.	SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2022 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

29

PART C

OTHER INFORMATION

Item 27.	Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC., incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(d)	Contracts

(1)

Variable Income Annuity Qualified Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006.

(2)

Variable Income Annuity Non-Qualified Policy incorporated by reference from Pre-Effective Amendment No.  1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March  30, 2006.

(e)	Applications

(1)

Application for Variable Income Annuity incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(2)

Amended Bylaws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V. filed herein as Exhibit (h)(1).

(i)	Administrative Contracts - Not Applicable

(i)	Other Material Contracts

(1)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(2)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997.

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(2)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(3)

Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(4)

Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(5)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(6)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(7)

Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(8)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

(9)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2018.

(10)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2018.

(11)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2020.

(12)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 16 to Registration Statement on Form N-4, Reg. No 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2021.

(13)	Power of Attorney for Gerald W. Patterson filed herein as Exhibit (p)(13).

(q)	Board of Directors Resolution filed herein as Exhibit (q).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
GERALD W. PATTERSON	Director & President
WILLIAM J. JOHNSON JR.	Director
WENDY E. JOHN	Director
JANE P. JAMIESON	Director
PETER G. JOHANNSEN	Director
MALCOLM MACKAY	Director
KATHLEEN A. MURPHY	Director
RODNEY R. ROHDA	Director
ROGER T. SERVISON	Director
SRIRAM SUBRAMANIAM	Director
DAVID J. VARGO	Director
NANCY D. PRIOR	Director
DEEPA RAO TRIVEDI	Vice President, Technology Management
BRIAN N. LEARY	Vice President, Chief Compliance Officer and Consumer Services Officer
ROBERT K. LEACH	Appointed Actuary
MILES MEI	Treasurer
LANCE A. WARRICK	Vice President, General Counsel and Secretary
LAURIE T. JARASITIS	Vice President, Human Resources
ROBERT G. REGAN	Chief Risk Officer
TAMARA BOGOJEVIC-CATANZANO	Illustration Actuary
RICHARD S. ROWLAND	Vice President, Channel Development
JAMIE F. ANDREA, JR.	Head of Client Services and Operations

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Products Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

ARTICLE VI

IDEMNIFICATION

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor
Sriram Subramaniam	President, Chief Executive Officer & Director
David W. Morse	Director
David Canter	Director
David Golino	Chief Financial Officer
Michael Lyons	Senior Vice President and Treasurer
Eric C. Green	Assistant Treasurer
David Forman	Chief Legal Officer & Secretary
Lisa D. Kriser	Assistant Secretary

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)

Compensation From the Registrant: The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$1,306,709	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2021, 2020, and 2019, were $3,367,084, $3,268,846, and $3,801,432 respectively.

Item 34. Fee Representation

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2022.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 29th day of April, 2022.

Signature	Title

/s/ *		)
Gerald W. Patterson	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
William J. Johnson, Jr.	Director	) By: )	/s/ Lance A. Warrick Lance A. Warrick (Attorney-in-Fact)*
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
David J. Vargo	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	) )
/s/ * Wendy E. John	Director	) )